UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-3255

                                Growth Portfolio
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: December 31

          Date of reporting period: January 1, 2004 - December 31, 2004

ITEM 1. REPORTS TO STOCKHOLDERS.

PORTFOLIO PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

MANAGEMENT'S DISCUSSION OF PORTFOLIO PERFORMANCE. Although the Portfolio produced slightly lower returns than its benchmark, the S&P 500 Index, during 2004, we nonetheless are satisfied with the Portfolio's performance. In our view, 2004 represented a year of transition in which investor sentiment gradually began to migrate from a focus on smaller stocks to larger ones. This shift comes in the wake of approximately six years in which small-caps produced consistently higher returns than larger ones.

      However, the transition in market leadership from small-cap to large-cap stocks has not been a particularly smooth or consistent one over the course of the past 12-month period. Our statistical models first began to detect a change in January and February of 2004, signaling to us that the degree of outperformance among small-cap stocks was moderating. In response, we adopted a more neutral investment posture with regard to the Portfolio's weighted average market capitalization compared to that of its benchmark.

      In March, our models began to suggest that large-cap stocks were poised to overtake their smaller counterparts from a performance standpoint, and we began to increase the Portfolio's weighted average market capitalization toward a range that was larger than the benchmark's. This positioning contributed positively to the Portfolio's relative performance during the late spring and summer, when larger stocks indeed provided higher returns than smaller stocks. Results at the time were especially strong among the largest companies in the S&P 500 Index, the "mega-cap" category of companies with market capitalizations greater than $46.3 billion.

      However, small-cap stocks regained market leadership in the fall, interrupting the market's transition. For the year as a whole, in fact, all capitalization ranges except the mega-cap category produced higher returns than broad measures of the stock market overall, with the mid-cap and small-cap categories posting higher returns than the micro-cap, large-cap and mega-cap categories. As a result, the Portfolio's focus on mega-cap stocks detracted from its relative performance late in the year, causing its returns to modestly lag that of its benchmark for 2004.

      In this changing market environment, the Portfolio achieved particularly strong results from its investments in the energy and materials sectors, where our stock selection strategies contributed positively to performance. Both sectors appeared to benefit from rising demand for commodities as global economic growth intensified and formerly third-world countries modernized their industrial infrastructures.

      On the other hand, the Portfolio's holdings in the information technology, health care and utilities sectors detracted from its overall returns. In the information technology area, smaller, more speculative stocks fared better than the larger companies on which the Portfolio focused. The health care area suffered from lagging performance among large pharmaceutical stocks, which were hurt by a major product recall and an apparent dearth of new products to replace those on which patents are expiring. Although utilities stocks generally fared well, the Portfolio's relatively light exposure to the group limited its participation in that sector's gains.

      As is to be expected during a time of market transition, the Portfolio's composition changed significantly over the course of the year. Most notably, we reduced the Portfolio's emphasis on consumer discretionary stocks from an emphasized position to a more neutral stance. Conversely, we increased the Portfolio's information technology holdings, ending the year with an emphasized position.

      As the Portfolio's weighted average market capitalization rose, so did the overall quality of its holdings. In fact, in 2004 the Portfolio reached its highest quality levels, as determined by its holdings' S&P quality ratings, since we began tracking this factor in 1999.

      More recently, we began preparing the Portfolio for seasonal influences that typically affect market performance at the start of a new year. Known as "the January effect," investors historically have tended to favor smaller stocks in the weeks after a new year begins. We modestly reduced the Portfolio's weighted average market capitalization in December to position it for a potential recurrence of the January effect in 2005.

      Over the longer term, we remain confident that the multi-year cycle of small-cap outperformance is nearing an end, and that mega-cap stocks are poised to assume the mantle of market leadership for the next phase of the cycle. As always, we remain committed to staying fully invested in a broadly diversified portfolio of stocks as determined by our quantitative investment discipline.


                              4 | GROWTH PORTFOLIO

COMPARING THE PORTFOLIO'S PERFORMANCE TO THE MARKET. The graph that follows shows the performance of a hypothetical $10,000 investment in the Portfolio held until December 31, 2004. Performance is measured over a ten-fiscal-year period. Performance information does not reflect charges that apply to separate accounts investing in the Portfolio. If these charges were taken into account, performance would be lower. The graph assumes that all dividends and capital gains distributions were reinvested in additional shares.

      The Portfolio's performance is compared to the performance of the S&P 500 Index, an unmanaged index of equity securities that is a measure of the domestic stock market. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graph shows the effect of taxes. The Portfolio's performance reflects the effects of the Portfolio's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Portfolio's performance, it must be noted that the Portfolio's investments are not limited to the investments in the index.


                              5 | GROWTH PORTFOLIO

PORTFOLIO PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
   Panorama Series Fund, Inc. -- Growth Portfolio
   S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                           Panorama
                       Series Fund, Inc.         S & P 500
                       Growth Portfolio            Index

 12/31/1994                 10,000                10,000
 03/31/1995                 10,914                10,973
 06/30/1995                 11,878                12,019
 09/30/1995                 12,887                12,973
 12/31/1995                 13,806                13,753
 03/31/1996                 14,461                14,491
 06/30/1996                 14,649                15,141
 09/30/1996                 15,090                15,609
 12/31/1996                 16,412                16,909
 03/31/1997                 16,471                17,363
 06/30/1997                 18,815                20,392
 09/30/1997                 20,919                21,919
 12/31/1997                 20,739                22,548
 03/31/1998                 22,899                25,691
 06/30/1998                 22,624                26,544
 09/30/1998                 18,979                23,910
 12/31/1998                 22,486                28,997
 03/31/1999                 22,076                30,441
 06/30/1999                 23,161                32,583
 09/30/1999                 20,845                30,554
 12/31/1999                 21,641                35,096
 03/31/2000                 21,216                35,900
 06/30/2000                 20,831                34,946
 09/30/2000                 20,927                34,608
 12/31/2000                 18,902                31,902
 03/31/2001                 16,897                28,122
 06/30/2001                 17,678                29,767
 09/30/2001                 15,725                25,399
 12/31/2001                 16,897                28,113
 03/31/2002                 17,239                28,191
 06/30/2002                 15,663                24,416
 09/30/2002                 13,101                20,200
 12/31/2002                 13,693                21,902
 03/31/2003                 13,172                21,212
 06/30/2003                 15,068                24,476
 09/30/2003                 15,468                25,124
 12/31/2003                 17,364                28,181
 03/31/2004                 17,649                28,658
 06/30/2004                 17,750                29,151
 09/30/2004                 17,448                28,606
 12/31/2004                 18,960                31,245

AVERAGE ANNUAL TOTAL RETURNS OF THE PORTFOLIO AT 12/31/04
1-Year  9.20%   5-Year -2.61%    10-Year 6.61%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, CALL US AT 1.800.981.2871. THE PORTFOLIO'S TOTAL RETURNS SHOULD NOT BE EXPECTED TO BE THE SAME AS THE RETURNS OF OTHER FUNDS, WHETHER OR NOT BOTH FUNDS HAVE THE SAME PORTFOLIO MANAGERS AND/OR SIMILAR NAMES. THE PORTFOLIO'S TOTAL RETURNS DO NOT INCLUDE THE CHARGES ASSOCIATED WITH THE SEPARATE ACCOUNT PRODUCTS THAT OFFER THIS PORTFOLIO. SUCH PERFORMANCE WOULD HAVE BEEN LOWER IF SUCH CHARGES WERE TAKEN INTO ACCOUNT.


                              6 | GROWTH PORTFOLIO

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Portfolio, you incur two types of costs:
(1) transaction costs, which may include redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended December 31, 2004.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any charges associated with the separate accounts that offer this Portfolio. Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these separate account charges were included, your costs would have been higher.

                             BEGINNING    ENDING       EXPENSES
                             ACCOUNT      ACCOUNT      PAID DURING
                             VALUE        VALUE        6 MONTHS ENDED
                             (7/1/04)     (12/31/04)   DECEMBER 31, 2004
------------------------------------------------------------------------
Actual                       $ 1,000.00   $ 1,068.20   $ 3.54
------------------------------------------------------------------------
Hypothetical                   1,000.00     1,021.72     3.46

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Portfolio's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The annualized expense ratio based on the 6-month period ended December 31, 2004 is as follows:

EXPENSE RATIO
-------------
    0.68%


                              7 | GROWTH PORTFOLIO

STATEMENT OF INVESTMENTS  DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                                                           VALUE
                                                         SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--99.1%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--12.4%
--------------------------------------------------------------------------------
AUTO COMPONENTS--0.2%
ArvinMeritor, Inc.                                        1,100   $      24,607
--------------------------------------------------------------------------------
Autoliv, Inc.                                             3,100         149,730
--------------------------------------------------------------------------------
Dana Corp.                                                7,500         129,975
--------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. 1                              6,000          87,960
--------------------------------------------------------------------------------
Lear Corp.                                                  200          12,202
--------------------------------------------------------------------------------
Visteon Corp.                                             3,000          29,310
                                                                  --------------
                                                                        433,784

--------------------------------------------------------------------------------
AUTOMOBILES--0.5%
Ford Motor Co.                                           28,911         423,257
--------------------------------------------------------------------------------
General Motors Corp.                                      4,800         192,288
--------------------------------------------------------------------------------
Harley-Davidson, Inc.                                     4,700         285,525
--------------------------------------------------------------------------------
Thor Industries, Inc.                                       400          14,820
--------------------------------------------------------------------------------
Winnebago Industries, Inc.                                1,100          42,966
                                                                  --------------
                                                                        958,856

--------------------------------------------------------------------------------
DISTRIBUTORS--0.0%
Genuine Parts Co.                                           900          39,654
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.3%
Applebee's International, Inc.                            1,350          35,708
--------------------------------------------------------------------------------
Aztar Corp. 1                                               300          10,476
--------------------------------------------------------------------------------
Caesars Entertainment, Inc. 1                             5,500         110,770
--------------------------------------------------------------------------------
CBRL Group, Inc.                                          2,200          92,070
--------------------------------------------------------------------------------
CEC Entertainment, Inc. 1                                 2,750         109,918
--------------------------------------------------------------------------------
Choice Hotels International, Inc.                           500          29,000
--------------------------------------------------------------------------------
Darden Restaurants, Inc.                                    900          24,966
--------------------------------------------------------------------------------
International Game Technology                             8,300         285,354
--------------------------------------------------------------------------------
Mandalay Resort Group                                     2,500         176,075
--------------------------------------------------------------------------------
Marriott International, Inc., Cl. A                       5,400         340,092
--------------------------------------------------------------------------------
McDonald's Corp.                                         17,900         573,874
--------------------------------------------------------------------------------
MGM Mirage, Inc. 1                                          800          58,192
--------------------------------------------------------------------------------
P.F. Chang's China Bistro, Inc. 1                           300          16,905
--------------------------------------------------------------------------------
Rare Hospitality International, Inc. 1                      750          23,895
--------------------------------------------------------------------------------
Sonic Corp. 1                                               300           9,150
--------------------------------------------------------------------------------
Starbucks Corp. 1                                         2,900         180,844
--------------------------------------------------------------------------------
Yum! Brands, Inc.                                         4,300         202,874
                                                                  --------------
                                                                      2,280,163

--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.8%
American Greetings Corp., Cl. A                           2,500          63,375
--------------------------------------------------------------------------------
Beazer Homes USA, Inc.                                      300          43,863
--------------------------------------------------------------------------------
Black & Decker Corp.                                      1,600         141,328
--------------------------------------------------------------------------------
Cavco Industries, Inc. 1                                    160           7,192
--------------------------------------------------------------------------------
Ethan Allen Interiors, Inc.                               1,200          48,024


                                                                           VALUE
                                                         SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES Continued
Furniture Brands International, Inc.                        800   $      20,040
--------------------------------------------------------------------------------
Harman International Industries, Inc.                       600          76,200
--------------------------------------------------------------------------------
Hovnanian Enterprises, Inc., Cl. A 1                        200           9,904
--------------------------------------------------------------------------------
KB Home                                                   1,400         146,160
--------------------------------------------------------------------------------
Leggett & Platt, Inc.                                     2,700          76,761
--------------------------------------------------------------------------------
Lennar Corp., Cl. B                                       1,180          61,608
--------------------------------------------------------------------------------
M.D.C. Holdings, Inc.                                     1,543         133,377
--------------------------------------------------------------------------------
Meritage Homes Corp. 1                                      900         101,430
--------------------------------------------------------------------------------
Newell Rubbermaid, Inc.                                   7,800         188,682
--------------------------------------------------------------------------------
NVR, Inc. 1                                                 100          76,940
--------------------------------------------------------------------------------
Ryland Group, Inc. (The)                                  1,600          92,064
--------------------------------------------------------------------------------
Stanley Works (The)                                       1,400          68,586
--------------------------------------------------------------------------------
Whirlpool Corp.                                           1,000          69,210
                                                                  --------------
                                                                      1,424,744

--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.7%
Amazon.com, Inc. 1                                        2,800         124,012
--------------------------------------------------------------------------------
eBay, Inc. 1                                              7,900         918,612
--------------------------------------------------------------------------------
IAC/InterActiveCorp 1                                    10,600         292,772
                                                                  --------------
                                                                      1,335,396

--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.2%
Action Performance Cos., Inc.                             5,500          60,445
--------------------------------------------------------------------------------
Eastman Kodak Co.                                         1,900          61,275
--------------------------------------------------------------------------------
Hasbro, Inc.                                              3,900          75,582
--------------------------------------------------------------------------------
Leapfrog Enterprises, Inc. 1                                300           4,080
--------------------------------------------------------------------------------
Marvel Enterprises, Inc. 1                                1,700          34,816
--------------------------------------------------------------------------------
Nautilus Group, Inc. (The)                                  900          21,753
--------------------------------------------------------------------------------
SCP Pool Corp.                                              700          22,330
                                                                  --------------
                                                                        280,281

--------------------------------------------------------------------------------
MEDIA--3.7%
Charter Communications, Inc., Cl. A 1                    19,000          42,560
--------------------------------------------------------------------------------
Clear Channel Communications, Inc.                        8,700         291,363
--------------------------------------------------------------------------------
Comcast Corp., Cl. A 1                                   43,227       1,438,595
--------------------------------------------------------------------------------
EchoStar Communications Corp., Cl. A                      4,400         146,256
--------------------------------------------------------------------------------
Fox Entertainment Group, Inc., A Shares 1                   300           9,378
--------------------------------------------------------------------------------
Gannett Co., Inc.                                           900          73,530
--------------------------------------------------------------------------------
Getty Images, Inc. 1                                        900          61,965
--------------------------------------------------------------------------------
Knight-Ridder, Inc.                                       1,100          73,634
--------------------------------------------------------------------------------
Martha Stewart Living Omnimedia,
Inc., Cl. A 1                                             1,700          49,334
--------------------------------------------------------------------------------
McGraw-Hill Cos., Inc. (The)                              4,400         402,776
--------------------------------------------------------------------------------
Pixar, Inc. 1                                               200          17,122
--------------------------------------------------------------------------------
Time Warner, Inc. 1                                      89,100       1,732,104
--------------------------------------------------------------------------------
Viacom, Inc., Cl. B                                      26,804         975,398
--------------------------------------------------------------------------------
Walt Disney Co. (The)                                    45,900       1,276,020


                              8 | GROWTH PORTFOLIO

                                                                           VALUE
                                                         SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
MEDIA Continued
Westwood One, Inc. 1                                      2,100   $      56,553
                                                                  --------------
                                                                      6,646,588

--------------------------------------------------------------------------------
MULTILINE RETAIL--0.9%
Dillard's, Inc., Cl. A                                    2,700          72,549
--------------------------------------------------------------------------------
Federated Department Stores, Inc.                         4,900         283,171
--------------------------------------------------------------------------------
J.C. Penney Co., Inc. (Holding Co.)                       9,100         376,740
--------------------------------------------------------------------------------
Kmart Holding Corp. 1                                     1,100         108,845
--------------------------------------------------------------------------------
Kohl's Corp. 1                                              400          19,668
--------------------------------------------------------------------------------
Neiman Marcus Group, Inc. (The), Cl. A                      200          14,308
--------------------------------------------------------------------------------
Nordstrom, Inc.                                           3,100         144,863
--------------------------------------------------------------------------------
Sears Roebuck & Co.                                       3,800         193,914
--------------------------------------------------------------------------------
Target Corp.                                              7,700         399,861
                                                                  --------------
                                                                      1,613,919

--------------------------------------------------------------------------------
SPECIALTY RETAIL--3.7%
Abercrombie & Fitch Co., Cl. A                            3,800         178,410
--------------------------------------------------------------------------------
Aeropostale, Inc. 1                                       2,600          76,518
--------------------------------------------------------------------------------
American Eagle Outfitters, Inc.                           3,300         155,430
--------------------------------------------------------------------------------
AnnTaylor Stores Corp. 1                                  2,500          53,825
--------------------------------------------------------------------------------
AutoNation, Inc. 1                                        2,000          38,420
--------------------------------------------------------------------------------
Barnes & Noble, Inc. 1                                    1,700          54,859
--------------------------------------------------------------------------------
bebe stores, inc                                            450          12,141
--------------------------------------------------------------------------------
Bed Bath & Beyond, Inc. 1                                 4,200         167,286
--------------------------------------------------------------------------------
Best Buy Co., Inc.                                        4,700         279,274
--------------------------------------------------------------------------------
Blockbuster, Inc., Cl. B                                  6,351          55,952
--------------------------------------------------------------------------------
Borders Group, Inc.                                       5,200         132,080
--------------------------------------------------------------------------------
Children's Place Retail Stores, Inc. 1                      600          22,218
--------------------------------------------------------------------------------
Christopher & Banks Corp.                                   400           7,380
--------------------------------------------------------------------------------
Circuit City Stores, Inc./
Circuit City Group                                       10,500         164,220
--------------------------------------------------------------------------------
Claire's Stores, Inc.                                     4,900         104,125
--------------------------------------------------------------------------------
Electronics Boutique Holdings Corp. 1                       600          25,764
--------------------------------------------------------------------------------
Finish Line, Inc. (The), Cl. A                              800          14,640
--------------------------------------------------------------------------------
Gap, Inc. (The)                                          16,000         337,920
--------------------------------------------------------------------------------
Hollywood Entertainment Corp. 1                           1,500          19,635
--------------------------------------------------------------------------------
Home Depot, Inc.                                         49,300       2,107,082
--------------------------------------------------------------------------------
Hot Topic, Inc. 1                                         1,500          25,785
--------------------------------------------------------------------------------
Limited Brands, Inc.                                      8,900         204,878
--------------------------------------------------------------------------------
Lowe's Cos., Inc.                                         7,500         431,925
--------------------------------------------------------------------------------
Men's Wearhouse, Inc. (The) 1                               600          19,176
--------------------------------------------------------------------------------
Michaels Stores, Inc.                                     3,700         110,889
--------------------------------------------------------------------------------
Office Depot, Inc. 1                                      8,800         152,768
--------------------------------------------------------------------------------
Pacific Sunwear of California, Inc. 1                     4,925         109,631
--------------------------------------------------------------------------------
Petco Animal Supplies, Inc. 1                               400          15,792
--------------------------------------------------------------------------------
PETsMART, Inc.                                            1,100          39,083


                                                                           VALUE
                                                         SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
SPECIALTY RETAIL Continued
Pier 1 Imports, Inc.                                        200   $       3,940
--------------------------------------------------------------------------------
Rent-A-Center, Inc. 1                                       500          13,250
--------------------------------------------------------------------------------
Sherwin-Williams Co.                                      2,900         129,427
--------------------------------------------------------------------------------
Staples, Inc.                                            14,300         482,053
--------------------------------------------------------------------------------
Talbots, Inc. (The)                                       2,300          62,629
--------------------------------------------------------------------------------
Tiffany & Co.                                             2,200          70,334
--------------------------------------------------------------------------------
TJX Cos., Inc. (The)                                     14,700         369,411
--------------------------------------------------------------------------------
Too, Inc. 1                                               1,500          36,690
--------------------------------------------------------------------------------
Toys R Us, Inc. 1                                         7,800         159,666
--------------------------------------------------------------------------------
Urban Outfitters, Inc. 1                                    900          39,960
--------------------------------------------------------------------------------
Zale Corp. 1                                              2,800          83,636
                                                                  -------------
                                                                      6,568,102

--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.4%
Coach, Inc. 1                                             2,100         118,440
--------------------------------------------------------------------------------
Deckers Outdoor Corp. 1                                     200           9,398
--------------------------------------------------------------------------------
Jones Apparel Group, Inc.                                 3,300         120,681
--------------------------------------------------------------------------------
Nike, Inc., Cl. B                                         2,100         190,449
--------------------------------------------------------------------------------
Timberland Co., Cl. A 1                                   2,200         137,874
--------------------------------------------------------------------------------
VF Corp.                                                  1,800          99,684
                                                                  --------------
                                                                        676,526

--------------------------------------------------------------------------------
CONSUMER STAPLES--8.8%
--------------------------------------------------------------------------------
BEVERAGES--2.3%
Anheuser-Busch Cos., Inc.                                 5,500         279,015
--------------------------------------------------------------------------------
Brown-Forman Corp., Cl. B                                   300          14,604
--------------------------------------------------------------------------------
Coca-Cola Co. (The)                                      40,200       1,673,526
--------------------------------------------------------------------------------
Pepsi Bottling Group, Inc. (The)                          4,900         132,496
--------------------------------------------------------------------------------
PepsiAmericas, Inc.                                         200           4,248
--------------------------------------------------------------------------------
PepsiCo, Inc.                                            39,320       2,052,504
                                                                  --------------
                                                                      4,156,393

--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--2.3%
BJ's Wholesale Club, Inc. 1                               2,300          66,999
--------------------------------------------------------------------------------
Costco Wholesale Corp.                                    5,300         256,573
--------------------------------------------------------------------------------
Kroger Co. (The) 1                                        4,700          82,438
--------------------------------------------------------------------------------
Rite Aid Corp. 1                                          8,800          32,208
--------------------------------------------------------------------------------
Safeway, Inc. 1                                           3,700          73,038
--------------------------------------------------------------------------------
SUPERVALU, Inc.                                           3,400         117,368
--------------------------------------------------------------------------------
Sysco Corp.                                              12,000         458,040
--------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                    48,700       2,572,334
--------------------------------------------------------------------------------
Walgreen Co.                                             10,400         399,048
--------------------------------------------------------------------------------
Whole Foods Market, Inc.                                    400          38,140
                                                                  --------------
                                                                      4,096,186


                              9 | GROWTH PORTFOLIO

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                           VALUE
                                                         SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
FOOD PRODUCTS--0.6%
Archer-Daniels-Midland Co.                                4,600   $     102,626
--------------------------------------------------------------------------------
ConAgra Foods, Inc.                                       1,300          38,285
--------------------------------------------------------------------------------
Corn Products International, Inc.                           500          26,780
--------------------------------------------------------------------------------
Heinz (H.J.) Co.                                          9,200         358,708
--------------------------------------------------------------------------------
Kellogg Co.                                                 300          13,398
--------------------------------------------------------------------------------
Kraft Foods, Inc., Cl. A 1                                4,100         146,001
--------------------------------------------------------------------------------
Pilgrim's Pride Corp., Cl. B                                400          12,272
--------------------------------------------------------------------------------
Sara Lee Corp.                                           11,900         287,266
--------------------------------------------------------------------------------
Smithfield Foods, Inc. 1                                    100           2,959
--------------------------------------------------------------------------------
Tyson Foods, Inc., Cl. A                                  6,300         115,920
--------------------------------------------------------------------------------
Wm. Wrigley Jr. Co.                                         600          41,514
                                                                  --------------
                                                                      1,145,729

--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--1.8%
Clorox Co. (The)                                            800          47,144
--------------------------------------------------------------------------------
Energizer Holdings, Inc. 1                                1,200          59,628
--------------------------------------------------------------------------------
Kimberly-Clark Corp.                                      6,200         408,022
--------------------------------------------------------------------------------
Nu Skin Asia Pacific, Inc., Cl. A                         1,500          38,070
--------------------------------------------------------------------------------
Procter & Gamble Co. (The)                               46,600       2,566,728
--------------------------------------------------------------------------------
Rayovac Corp. 1                                             800          24,448
                                                                  --------------
                                                                      3,144,040

--------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.5%
Avon Products, Inc.                                       3,600         139,320
--------------------------------------------------------------------------------
Estee Lauder Cos., Inc. (The), Cl. A                      5,800         265,466
--------------------------------------------------------------------------------
Gillette Co.                                              9,100         407,498
--------------------------------------------------------------------------------
NBTY, Inc. 1                                                300           7,203
                                                                  --------------
                                                                        819,487

--------------------------------------------------------------------------------
TOBACCO--1.3%
Altria Group, Inc.                                       36,500       2,230,150
--------------------------------------------------------------------------------
Reynolds American, Inc.                                     700          55,020
--------------------------------------------------------------------------------
UST, Inc.                                                 1,300          62,543
                                                                  --------------
                                                                      2,347,713

--------------------------------------------------------------------------------
ENERGY--7.8%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.5%
Atwood Oceanics, Inc. 1                                     400          20,840
--------------------------------------------------------------------------------
BJ Services Co.                                           1,900          88,426
--------------------------------------------------------------------------------
Cal Dive International, Inc. 1                            1,600          65,200
--------------------------------------------------------------------------------
Diamond Offshore Drilling, Inc.                           4,000         160,200
--------------------------------------------------------------------------------
Grant Prideco, Inc. 1                                     3,200          64,160
--------------------------------------------------------------------------------
Halliburton Co.                                           3,800         149,112
--------------------------------------------------------------------------------
Hydril Co. 1                                                200           9,102
--------------------------------------------------------------------------------
Lone Star Technologies, Inc. 1                              800          26,768
--------------------------------------------------------------------------------
Oil States International, Inc. 1                          3,300          63,657
--------------------------------------------------------------------------------
Precision Drilling Corp. 1                                  800          50,424


                                                                           VALUE
                                                         SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES Continued
Pride International, Inc. 1                               1,300   $      26,702
--------------------------------------------------------------------------------
Smith International, Inc. 1                                 800          43,528
--------------------------------------------------------------------------------
Universal Compression Holdings, Inc. 1                    1,500          52,365
                                                                  --------------
                                                                        820,484

--------------------------------------------------------------------------------
OIL & GAS--7.3%
Amerada Hess Corp.                                        2,300         189,474
--------------------------------------------------------------------------------
Apache Corp.                                              4,900         247,793
--------------------------------------------------------------------------------
Ashland, Inc.                                             1,100          64,218
--------------------------------------------------------------------------------
Cabot Oil & Gas Corp., Cl. A                                200           8,850
--------------------------------------------------------------------------------
Canadian Natural Resources Ltd.                           7,100         303,697
--------------------------------------------------------------------------------
Chesapeake Energy Corp.                                   5,400          89,100
--------------------------------------------------------------------------------
ChevronTexaco Corp.                                      34,088       1,789,961
--------------------------------------------------------------------------------
Cimarex Energy Co. 1                                      1,103          41,804
--------------------------------------------------------------------------------
ConocoPhillips                                            9,846         854,928
--------------------------------------------------------------------------------
Devon Energy Corp.                                        5,500         214,060
--------------------------------------------------------------------------------
El Paso Corp.                                             2,000          20,800
--------------------------------------------------------------------------------
EOG Resources, Inc.                                       2,200         156,992
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                       123,776       6,344,758
--------------------------------------------------------------------------------
Forest Oil Corp. 1                                          900          28,548
--------------------------------------------------------------------------------
Frontier Oil Corp.                                       14,000         373,240
--------------------------------------------------------------------------------
General Maritime Corp. 1                                  1,400          55,930
--------------------------------------------------------------------------------
Houston Exploration Co. 1                                 1,400          78,834
--------------------------------------------------------------------------------
Kerr-McGee Corp.                                          1,400          80,906
--------------------------------------------------------------------------------
Murphy Oil Corp.                                            600          48,270
--------------------------------------------------------------------------------
Newfield Exploration Co. 1                                1,600          94,480
--------------------------------------------------------------------------------
Noble Energy, Inc.                                        1,600          98,656
--------------------------------------------------------------------------------
Occidental Petroleum Corp.                                3,100         180,916
--------------------------------------------------------------------------------
OMI Corp.                                                 3,200          53,920
--------------------------------------------------------------------------------
Paramount Resources Ltd. 1                               20,900         469,232
--------------------------------------------------------------------------------
Patina Oil & Gas Corp.                                      800          30,000
--------------------------------------------------------------------------------
Petroleum Development Corp. 1                               600          23,142
--------------------------------------------------------------------------------
Pioneer Natural Resources Co.                             1,000          35,100
--------------------------------------------------------------------------------
Plains Exploration & Production Co. 1                     1,000          26,000
--------------------------------------------------------------------------------
Premcor, Inc.                                               600          25,302
--------------------------------------------------------------------------------
Southwestern Energy Co. 1                                   500          25,345
--------------------------------------------------------------------------------
Sunoco, Inc.                                              2,300         187,933
--------------------------------------------------------------------------------
Talisman Energy, Inc.                                    10,700         288,900
--------------------------------------------------------------------------------
Teekay Shipping Corp.                                     1,600          67,376
--------------------------------------------------------------------------------
Tesoro Corp. 1                                            3,800         121,068
--------------------------------------------------------------------------------
Unocal Corp.                                              4,800         207,552
--------------------------------------------------------------------------------
Valero Energy Corp.                                       2,700         122,580
--------------------------------------------------------------------------------
Vintage Petroleum, Inc.                                     900          20,421
--------------------------------------------------------------------------------
Williams Cos., Inc. (The)                                 3,900          63,531
                                                                  --------------
                                                                     13,133,617


                              10 | GROWTH PORTFOLIO

                                                                           VALUE
                                                         SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
FINANCIALS--21.7%
--------------------------------------------------------------------------------
CAPITAL MARKETS--0.3%
Bank of New York Co., Inc. (The)                         11,400   $     380,988
--------------------------------------------------------------------------------
Mellon Financial Corp.                                    3,300         102,663
--------------------------------------------------------------------------------
Northern Trust Corp.                                      3,100         150,598
                                                                  --------------
                                                                        634,249

--------------------------------------------------------------------------------
COMMERCIAL BANKS--6.9%
Associated Banc-Corp.                                       400          13,284
--------------------------------------------------------------------------------
Astoria Financial Corp.                                   1,800          71,946
--------------------------------------------------------------------------------
Bank of America Corp.                                    84,996       3,993,962
--------------------------------------------------------------------------------
Banknorth Group, Inc.                                     4,200         153,720
--------------------------------------------------------------------------------
BB&T Corp.                                                4,100         172,405
--------------------------------------------------------------------------------
Comerica, Inc.                                            5,000         305,100
--------------------------------------------------------------------------------
Compass Bancshares, Inc.                                  1,100          53,537
--------------------------------------------------------------------------------
Fifth Third Bancorp                                       4,400         208,032
--------------------------------------------------------------------------------
First Horizon National Corp.                                600          25,866
--------------------------------------------------------------------------------
Golden West Financial Corp.                               1,800         110,556
--------------------------------------------------------------------------------
Hibernia Corp., Cl. A                                     3,000          88,530
--------------------------------------------------------------------------------
Huntington Bancshares, Inc.                               1,200          29,736
--------------------------------------------------------------------------------
Independence Community Bank Corp.                         1,500          63,870
--------------------------------------------------------------------------------
Indymac Mortgage Holdings, Inc.                             800          27,560
--------------------------------------------------------------------------------
KeyCorp                                                   7,500         254,250
--------------------------------------------------------------------------------
M&T Bank Corp.                                            1,500         161,760
--------------------------------------------------------------------------------
National City Corp.                                       6,000         225,300
--------------------------------------------------------------------------------
North Fork Bancorporation, Inc.                           3,304          95,320
--------------------------------------------------------------------------------
PNC Financial Services Group, Inc.                        4,400         252,736
--------------------------------------------------------------------------------
R&G Financial Corp., Cl. B                                  100           3,888
--------------------------------------------------------------------------------
Regions Financial Corp.                                   2,963         105,453
--------------------------------------------------------------------------------
Silicon Valley BancShares 1                                 600          26,892
--------------------------------------------------------------------------------
SunTrust Banks, Inc.                                      4,800         354,624
--------------------------------------------------------------------------------
U.S. Bancorp                                             51,925       1,626,291
--------------------------------------------------------------------------------
UnionBanCal Corp.                                         4,500         290,160
--------------------------------------------------------------------------------
Wachovia Corp.                                           27,300       1,435,980
--------------------------------------------------------------------------------
Washington Mutual, Inc.                                   4,700         198,716
--------------------------------------------------------------------------------
Webster Financial Corp.                                     400          20,256
--------------------------------------------------------------------------------
Wells Fargo & Co.                                        29,500       1,833,425
--------------------------------------------------------------------------------
Zions Bancorp                                             1,200          81,636
                                                                  --------------
                                                                     12,284,791

--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--8.5%
Affiliated Managers Group, Inc. 1                         1,300          88,062
--------------------------------------------------------------------------------
American Capital Strategies Ltd.                          1,700          56,695
--------------------------------------------------------------------------------
American Express Co.                                     14,100         794,817
--------------------------------------------------------------------------------
Bear Stearns Cos., Inc. (The)                             3,900         399,009
--------------------------------------------------------------------------------
Capital One Financial Corp.                               2,900         244,209
--------------------------------------------------------------------------------
CIT Group, Inc.                                           3,800         174,116


                                                                           VALUE
                                                         SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICE Continued
Citigroup, Inc.                                         108,177   $   5,211,968
--------------------------------------------------------------------------------
E*TRADE Financial Corp. 1                                 8,200         122,590
--------------------------------------------------------------------------------
Federated Investors, Inc., Cl. B                            600          18,240
--------------------------------------------------------------------------------
Franklin Resources, Inc.                                    900          62,685
--------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                           1,900         197,676
--------------------------------------------------------------------------------
JPMorgan Chase & Co.                                     90,804       3,542,264
--------------------------------------------------------------------------------
Knight Trading Group, Inc. 1                                300           3,285
--------------------------------------------------------------------------------
Legg Mason, Inc.                                            450          32,967
--------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                            2,900         253,692
--------------------------------------------------------------------------------
MBNA Corp.                                               18,900         532,791
--------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                16,700         998,159
--------------------------------------------------------------------------------
Moody's Corp.                                               700          60,795
--------------------------------------------------------------------------------
Morgan Stanley                                           26,400       1,465,728
--------------------------------------------------------------------------------
Principal Financial Group, Inc. (The)                     7,800         319,332
--------------------------------------------------------------------------------
Schwab (Charles) Corp.                                   24,700         295,412
--------------------------------------------------------------------------------
SEI Investments Co.                                         900          37,737
--------------------------------------------------------------------------------
SLM Corp.                                                 1,900         101,441
--------------------------------------------------------------------------------
State Street Corp.                                        2,400         117,888
--------------------------------------------------------------------------------
T. Rowe Price Group, Inc.                                 1,500          93,300
                                                                  --------------
                                                                     15,224,858

--------------------------------------------------------------------------------
INSURANCE--4.0%
ACE Ltd.                                                  3,200         136,800
--------------------------------------------------------------------------------
AFLAC, Inc.                                               9,800         390,432
--------------------------------------------------------------------------------
Allmerica Financial Corp. 1                               1,300          42,679
--------------------------------------------------------------------------------
Allstate Corp.                                           12,000         620,640
--------------------------------------------------------------------------------
AMBAC Financial Group, Inc.                                 400          32,852
--------------------------------------------------------------------------------
American Financial Group, Inc.                            1,300          40,703
--------------------------------------------------------------------------------
American International Group, Inc.                       50,537       3,318,765
--------------------------------------------------------------------------------
AmerUs Group Co.                                            400          18,120
--------------------------------------------------------------------------------
Aon Corp.                                                 7,000         167,020
--------------------------------------------------------------------------------
Chubb Corp.                                               1,400         107,660
--------------------------------------------------------------------------------
Cincinnati Financial Corp.                                1,910          84,537
--------------------------------------------------------------------------------
Fidelity National Financial, Inc.                         4,437         202,638
--------------------------------------------------------------------------------
First American Corp. (The)                                1,100          38,654
--------------------------------------------------------------------------------
Hartford Financial Services Group,
Inc. (The)                                                5,500         381,205
--------------------------------------------------------------------------------
Jefferson-Pilot Corp.                                     1,000          51,960
--------------------------------------------------------------------------------
LandAmerica Financial Group, Inc.                         1,000          53,930
--------------------------------------------------------------------------------
Lincoln National Corp.                                    3,300         154,044
--------------------------------------------------------------------------------
Loews Corp.                                               2,700         189,810
--------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc.                               3,600         118,440
--------------------------------------------------------------------------------
MBIA, Inc.                                                1,800         113,904
--------------------------------------------------------------------------------
MetLife, Inc.                                             3,800         153,938
--------------------------------------------------------------------------------
Nationwide Financial Services, Inc., Cl. A                  200           7,646
--------------------------------------------------------------------------------
Old Republic International Corp.                          1,200          30,360


                              11 | GROWTH PORTFOLIO

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                           VALUE
                                                         SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
INSURANCE Continued
Progressive Corp.                                           600   $      50,904
--------------------------------------------------------------------------------
Reinsurance Group of America, Inc.                        2,600         125,970
--------------------------------------------------------------------------------
RenaissanceRe Holdings Ltd.                                 700          36,456
--------------------------------------------------------------------------------
Safeco Corp.                                              2,400         125,376
--------------------------------------------------------------------------------
St. Paul Travelers Cos., Inc. (The)                       1,900          70,433
--------------------------------------------------------------------------------
StanCorp Financial Group, Inc.                              700          57,750
--------------------------------------------------------------------------------
Torchmark Corp.                                           1,400          79,996
--------------------------------------------------------------------------------
UICI                                                        300          10,170
--------------------------------------------------------------------------------
UnumProvident Corp.                                       6,900         123,786
                                                                  --------------
                                                                      7,137,578

--------------------------------------------------------------------------------
REAL ESTATE--0.0%
St. Joe Co. (The)                                           400          25,680
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--2.0%
Countrywide Financial Corp.                               8,600         318,286
--------------------------------------------------------------------------------
Fannie Mae                                               21,800       1,552,378
--------------------------------------------------------------------------------
Freddie Mac                                              16,400       1,208,680
--------------------------------------------------------------------------------
Fremont General Corp.                                     3,700          93,166
--------------------------------------------------------------------------------
MGIC Investment Corp.                                     2,800         192,948
--------------------------------------------------------------------------------
Radian Group, Inc.                                        2,600         138,424
                                                                  --------------
                                                                      3,503,882

--------------------------------------------------------------------------------
HEALTH CARE--12.4%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--1.1%
Amgen, Inc. 1                                            16,200       1,039,230
--------------------------------------------------------------------------------
Applera Corp./Applied
Biosystems Group                                          5,100         106,641
--------------------------------------------------------------------------------
Gen-Probe, Inc. 1                                         1,300          58,773
--------------------------------------------------------------------------------
Millennium Pharmaceuticals, Inc. 1                        5,000          60,600
--------------------------------------------------------------------------------
Onyx Pharmaceuticals, Inc. 1                                300           9,717
--------------------------------------------------------------------------------
United Therapeutics Corp. 1                                 900          40,635
--------------------------------------------------------------------------------
Wyeth                                                    16,600         706,994
                                                                  --------------
                                                                      2,022,590

--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.4%
Bausch & Lomb, Inc.                                       1,000          64,460
--------------------------------------------------------------------------------
Baxter International, Inc.                                2,100          72,534
--------------------------------------------------------------------------------
Becton, Dickinson & Co.                                   5,100         289,680
--------------------------------------------------------------------------------
Biomet, Inc.                                                500          21,695
--------------------------------------------------------------------------------
Boston Scientific Corp. 1                                 3,800         135,090
--------------------------------------------------------------------------------
Dade Behring Holdings, Inc. 1                               200          11,200
--------------------------------------------------------------------------------
Hospira, Inc. 1                                           3,970         132,995
--------------------------------------------------------------------------------
Idexx Laboratories, Inc. 1                                  200          10,918
--------------------------------------------------------------------------------
Inamed Corp. 1                                              200          12,650
--------------------------------------------------------------------------------
Medtronic, Inc.                                          21,400       1,062,938
--------------------------------------------------------------------------------
PerkinElmer, Inc.                                         4,600         103,454
--------------------------------------------------------------------------------
Respironics, Inc. 1                                         200          10,872


                                                                           VALUE
                                                         SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES Continued
Stryker Corp.                                             7,500   $     361,875
--------------------------------------------------------------------------------
Thermo Electron Corp. 1                                   5,000         150,950
--------------------------------------------------------------------------------
Varian Medical Systems, Inc. 1                            1,500          64,860
--------------------------------------------------------------------------------
VISX, Inc. 1                                              1,400          36,218
--------------------------------------------------------------------------------
Wright Medical Group, Inc. 1                                600          17,100
                                                                  --------------
                                                                      2,559,489

--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--2.4%
Advisory Board Co. (The) 1                                  300          11,064
--------------------------------------------------------------------------------
Aetna, Inc.                                               3,000         374,250
--------------------------------------------------------------------------------
Amedisys, Inc. 1                                            300           9,717
--------------------------------------------------------------------------------
AmerisourceBergen Corp.                                   2,300         134,964
--------------------------------------------------------------------------------
Andrx Corp. 1                                             1,900          41,477
--------------------------------------------------------------------------------
Caremark Rx, Inc. 1                                       3,300         130,119
--------------------------------------------------------------------------------
Cerner Corp. 1                                              300          15,951
--------------------------------------------------------------------------------
CIGNA Corp.                                               3,300         269,181
--------------------------------------------------------------------------------
Covance, Inc. 1                                           1,900          73,625
--------------------------------------------------------------------------------
Coventry Health Care, Inc. 1                              2,250         119,430
--------------------------------------------------------------------------------
DaVita, Inc. 1                                              200           7,906
--------------------------------------------------------------------------------
eResearch Technology, Inc. 1                                600           9,510
--------------------------------------------------------------------------------
Express Scripts, Inc. 1                                     300          22,932
--------------------------------------------------------------------------------
Gentiva Health Services, Inc. 1                             100           1,672
--------------------------------------------------------------------------------
HCA, Inc.                                                   900          35,964
--------------------------------------------------------------------------------
Humana, Inc. 1                                            4,000         118,760
--------------------------------------------------------------------------------
IMS Health, Inc.                                          1,300          30,173
--------------------------------------------------------------------------------
Laboratory Corp. of America Holdings 1                    1,700          84,694
--------------------------------------------------------------------------------
LCA-Vision, Inc.                                          1,650          38,594
--------------------------------------------------------------------------------
McKesson Corp.                                            2,200          69,212
--------------------------------------------------------------------------------
Medco Health Solutions, Inc. 1                            5,762         239,699
--------------------------------------------------------------------------------
PacifiCare Health Systems, Inc. 1                         3,100         175,212
--------------------------------------------------------------------------------
Pediatrix Medical Group, Inc. 1                           1,400          89,670
--------------------------------------------------------------------------------
Quest Diagnostics, Inc.                                   2,100         200,655
--------------------------------------------------------------------------------
Select Medical Corp.                                      1,000          17,600
--------------------------------------------------------------------------------
Sierra Health Services, Inc. 1                              900          49,599
--------------------------------------------------------------------------------
Sunrise Senior Living, Inc. 1                               400          18,544
--------------------------------------------------------------------------------
UnitedHealth Group, Inc.                                 13,481       1,186,732
--------------------------------------------------------------------------------
WellChoice, Inc. 1                                        1,300          69,420
--------------------------------------------------------------------------------
WellPoint, Inc. 1                                         4,900         563,500
                                                                  --------------
                                                                      4,209,826

--------------------------------------------------------------------------------
PHARMACEUTICALS--7.5%
Abbott Laboratories                                      21,400         998,310
--------------------------------------------------------------------------------
Allergan, Inc.                                            2,000         162,140
--------------------------------------------------------------------------------
Barr Pharmaceuticals, Inc. 1                              1,500          68,310
--------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                                 43,400       1,111,908
--------------------------------------------------------------------------------
Eli Lilly & Co.                                          18,100       1,027,175


                              12 | GROWTH PORTFOLIO

                                                                           VALUE
                                                         SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
PHARMACEUTICALS Continued
Endo Pharmaceuticals Holdings, Inc. 1                     4,600   $      96,692
--------------------------------------------------------------------------------
Eon Labs, Inc. 1                                          1,800          48,600
--------------------------------------------------------------------------------
Forest Laboratories, Inc. 1                               7,700         345,422
--------------------------------------------------------------------------------
Johnson & Johnson                                        55,418       3,514,610
--------------------------------------------------------------------------------
Merck & Co., Inc.                                        54,100       1,738,774
--------------------------------------------------------------------------------
Pfizer, Inc.                                            156,765       4,215,411
--------------------------------------------------------------------------------
Schering-Plough Corp.                                     2,500          52,200
                                                                  --------------
                                                                     13,379,552

--------------------------------------------------------------------------------
INDUSTRIALS--10.1%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.8%
Boeing Co.                                                8,000         414,160
--------------------------------------------------------------------------------
General Dynamics Corp.                                    1,900         198,740
--------------------------------------------------------------------------------
Goodrich Corp.                                              900          29,376
--------------------------------------------------------------------------------
Honeywell International, Inc.                             7,100         251,411
--------------------------------------------------------------------------------
Lockheed Martin Corp.                                     2,900         161,095
--------------------------------------------------------------------------------
Northrop Grumman Corp.                                    6,500         353,340
--------------------------------------------------------------------------------
Precision Castparts Corp.                                   100           6,568
--------------------------------------------------------------------------------
Raytheon Co.                                              3,800         147,554
--------------------------------------------------------------------------------
Rockwell Collins, Inc.                                      300          11,832
--------------------------------------------------------------------------------
United Defense Industries, Inc. 1                         1,200          56,700
--------------------------------------------------------------------------------
United Technologies Corp.                                14,600       1,508,910
                                                                  --------------
                                                                      3,139,686

--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.5%
EGL, Inc. 1                                               2,100          62,769
--------------------------------------------------------------------------------
Expeditors International of
Washington, Inc.                                            800          44,704
--------------------------------------------------------------------------------
FedEx Corp.                                               2,400         236,376
--------------------------------------------------------------------------------
United Parcel Service, Inc., Cl. B                        6,300         538,398
                                                                  --------------
                                                                        882,247

--------------------------------------------------------------------------------
AIRLINES--0.2%
Alaska Air Group, Inc. 1                                  1,200          40,188
--------------------------------------------------------------------------------
AMR Corp. 1                                               8,000          87,600
--------------------------------------------------------------------------------
Continental Airlines, Inc., Cl. B 1                       4,000          54,160
--------------------------------------------------------------------------------
Delta Air Lines, Inc. 1                                   9,000          67,320
--------------------------------------------------------------------------------
Northwest Airlines Corp., Cl. A 1                         2,400          26,232
                                                                  --------------
                                                                        275,500

--------------------------------------------------------------------------------
BUILDING PRODUCTS--0.2%
American Standard Cos., Inc. 1                            1,800          74,376
--------------------------------------------------------------------------------
Masco Corp.                                               3,800         138,814
--------------------------------------------------------------------------------
USG Corp. 1                                               1,800          72,486
                                                                  --------------
                                                                        285,676


                                                                           VALUE
                                                         SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.6%
Brink's Co. (The)                                           400   $      15,808
--------------------------------------------------------------------------------
Cendant Corp.                                            19,100         446,558
--------------------------------------------------------------------------------
Cintas Corp.                                              1,700          74,562
--------------------------------------------------------------------------------
Copart, Inc. 1                                            1,800          47,376
--------------------------------------------------------------------------------
Corporate Executive Board Co.                               500          33,470
--------------------------------------------------------------------------------
Dun & Bradstreet Corp. 1                                    700          41,755
--------------------------------------------------------------------------------
Equifax, Inc.                                             2,000          56,200
--------------------------------------------------------------------------------
Gevity HR, Inc.                                             300           6,168
--------------------------------------------------------------------------------
ITT Educational Services, Inc. 1                            800          38,040
--------------------------------------------------------------------------------
Miller (Herman), Inc.                                       500          13,815
--------------------------------------------------------------------------------
Pitney Bowes, Inc.                                        1,000          46,280
--------------------------------------------------------------------------------
Republic Services, Inc.                                   1,900          63,726
--------------------------------------------------------------------------------
Resources Connection, Inc. 1                                300          16,293
--------------------------------------------------------------------------------
Robert Half International, Inc.                           3,800         111,834
--------------------------------------------------------------------------------
Sotheby's Holdings, Inc., Cl. A 1                           900          16,344
--------------------------------------------------------------------------------
Waste Management, Inc.                                    4,400         131,736
                                                                  --------------
                                                                      1,159,965

--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.0%
Shaw Group, Inc. (The) 1                                  1,500          26,775
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.4%
American Power Conversion Corp.                           2,800          59,920
--------------------------------------------------------------------------------
Cooper Industries Ltd., Cl. A                             1,100          74,679
--------------------------------------------------------------------------------
Emerson Electric Co.                                      4,900         343,490
--------------------------------------------------------------------------------
Hubbell, Inc., Cl. B                                        100           5,230
--------------------------------------------------------------------------------
Molex, Inc., Cl. A                                        3,391          90,370
--------------------------------------------------------------------------------
Rockwell Automation, Inc.                                 2,100         104,055
                                                                  --------------
                                                                        677,744

--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--5.0%
3M Co.                                                   16,800       1,378,776
--------------------------------------------------------------------------------
General Electric Co.                                    206,300       7,529,950
--------------------------------------------------------------------------------
Tyco International Ltd.                                   2,600          92,924
                                                                  --------------
                                                                      9,001,650

--------------------------------------------------------------------------------
MACHINERY--1.2%
Briggs & Stratton Corp.                                     200           8,316
--------------------------------------------------------------------------------
Caterpillar, Inc.                                         3,700         360,787
--------------------------------------------------------------------------------
Cummins, Inc.                                             1,400         117,306
--------------------------------------------------------------------------------
Danaher Corp.                                             1,600          91,856
--------------------------------------------------------------------------------
Deere & Co.                                               4,000         297,600
--------------------------------------------------------------------------------
Dover Corp.                                               1,500          62,910
--------------------------------------------------------------------------------
Illinois Tool Works, Inc.                                 4,000         370,720
--------------------------------------------------------------------------------
Ingersoll-Rand Co., Cl. A                                 2,800         224,840
--------------------------------------------------------------------------------
Mueller Industries, Inc.                                    700          22,540
--------------------------------------------------------------------------------
Navistar International Corp. 1                            2,100          92,358


                              13 | GROWTH PORTFOLIO

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                           VALUE
                                                         SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
MACHINERY Continued
Paccar, Inc.                                              2,550   $     205,224
--------------------------------------------------------------------------------
Pall Corp.                                                1,900          55,005
--------------------------------------------------------------------------------
Parker-Hannifin Corp.                                     1,200          90,888
--------------------------------------------------------------------------------
SPX Corp.                                                 3,800         152,228
--------------------------------------------------------------------------------
Terex Corp. 1                                               300          14,295
--------------------------------------------------------------------------------
Toro Co. (The)                                              600          48,810
--------------------------------------------------------------------------------
Wabash National Corp. 1                                   1,000          26,930
                                                                  --------------
                                                                      2,242,613

--------------------------------------------------------------------------------
ROAD & RAIL--0.2%
Burlington Northern Santa Fe Corp.                        1,000          47,310
--------------------------------------------------------------------------------
CNF Transportation, Inc.                                  2,000         100,200
--------------------------------------------------------------------------------
CSX Corp.                                                   600          24,048
--------------------------------------------------------------------------------
Hunt (J.B.) Transport Services, Inc.                      2,200          98,670
--------------------------------------------------------------------------------
Norfolk Southern Corp.                                      900          32,571
--------------------------------------------------------------------------------
Ryder Systems, Inc.                                       1,900          90,763
--------------------------------------------------------------------------------
Swift Transportation Co., Inc. 1                          2,600          55,848
                                                                  -------------
                                                                        449,410

--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.0%
W.W. Grainger, Inc.                                       1,000          66,620
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--19.0%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--3.4%
ADTRAN, Inc.                                              2,800          53,592
--------------------------------------------------------------------------------
Avaya, Inc. 1                                            11,000         189,200
--------------------------------------------------------------------------------
Brocade Communications Systems, Inc. 1                    8,100          61,884
--------------------------------------------------------------------------------
Ciena Corp. 1                                            16,500          55,110
--------------------------------------------------------------------------------
Cisco Systems, Inc. 1                                   140,400       2,709,720
--------------------------------------------------------------------------------
CommScope, Inc. 1                                           600          11,340
--------------------------------------------------------------------------------
Comverse Technology, Inc. 1                               6,700         163,815
--------------------------------------------------------------------------------
Ditech Communications Corp. 1                               400           5,980
--------------------------------------------------------------------------------
Extreme Networks, Inc. 1                                  3,000          19,650
--------------------------------------------------------------------------------
Harris Corp.                                                700          43,253
--------------------------------------------------------------------------------
Juniper Networks, Inc. 1                                 16,200         440,478
--------------------------------------------------------------------------------
Lucent Technologies, Inc. 1                              72,400         272,224
--------------------------------------------------------------------------------
Motorola, Inc.                                           29,100         500,520
--------------------------------------------------------------------------------
Polycom, Inc. 1                                           1,400          32,648
--------------------------------------------------------------------------------
QUALCOMM, Inc.                                           32,800       1,390,720
--------------------------------------------------------------------------------
Scientific-Atlanta, Inc.                                  4,400         145,244
--------------------------------------------------------------------------------
Sonus Networks, Inc. 1                                    2,300          13,179
--------------------------------------------------------------------------------
Tellabs, Inc. 1                                           3,600          30,924
                                                                  --------------
                                                                      6,139,481

--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--4.9%
Apple Computer, Inc. 1                                    2,500         161,000
--------------------------------------------------------------------------------
Avid Technology, Inc. 1                                     400          24,700


                                                                           VALUE
                                                         SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS Continued
Dell, Inc. 1                                             58,300   $   2,456,762
--------------------------------------------------------------------------------
Electronics for Imaging, Inc. 1                             700          12,187
--------------------------------------------------------------------------------
Hewlett-Packard Co.                                      82,900       1,738,413
--------------------------------------------------------------------------------
International Business Machines Corp.                    32,900       3,243,282
--------------------------------------------------------------------------------
Lexmark International, Inc., Cl. A 1                      3,700         314,500
--------------------------------------------------------------------------------
Maxtor Corp. 1                                            8,000          42,400
--------------------------------------------------------------------------------
NCR Corp. 1                                               2,000         138,460
--------------------------------------------------------------------------------
Storage Technology Corp. 1                                3,400         107,474
--------------------------------------------------------------------------------
Sun Microsystems, Inc. 1                                 73,800         397,044
--------------------------------------------------------------------------------
Western Digital Corp. 1                                   3,800          41,192
                                                                  --------------
                                                                      8,677,414

--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.5%
Agilent Technologies, Inc. 1                             10,100         243,410
--------------------------------------------------------------------------------
Amphenol Corp., Cl. A 1                                   3,600         132,264
--------------------------------------------------------------------------------
Arrow Electronics, Inc. 1                                   100           2,430
--------------------------------------------------------------------------------
CDW Corp.                                                 1,000          66,350
--------------------------------------------------------------------------------
Cognex Corp.                                                600          16,740
--------------------------------------------------------------------------------
Diebold, Inc.                                               100           5,573
--------------------------------------------------------------------------------
Electro Scientific Industries, Inc. 1                       100           1,976
--------------------------------------------------------------------------------
Ingram Micro, Inc., Cl. A 1                               4,200          87,360
--------------------------------------------------------------------------------
Jabil Circuit, Inc. 1                                     4,400         112,552
--------------------------------------------------------------------------------
Littlefuse, Inc. 1                                          300          10,248
--------------------------------------------------------------------------------
Sanmina-SCI Corp. 1                                      11,900         100,793
--------------------------------------------------------------------------------
Symbol Technologies, Inc.                                   600          10,380
--------------------------------------------------------------------------------
Tech Data Corp. 1                                         2,200          99,880
--------------------------------------------------------------------------------
Trimble Navigation Ltd. 1                                   800          26,432
--------------------------------------------------------------------------------
UNOVA, Inc. 1                                               400          10,116
                                                                  --------------
                                                                        926,504

--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.6%
DoubleClick, Inc. 1                                       2,900          22,562
--------------------------------------------------------------------------------
EarthLink, Inc. 1                                         5,700          65,664
--------------------------------------------------------------------------------
InfoSpace, Inc. 1                                         1,600          76,080
--------------------------------------------------------------------------------
Internet Security Systems, Inc. 1                         2,500          58,125
--------------------------------------------------------------------------------
MicroStrategy, Inc., Cl. A 1                                500          30,125
--------------------------------------------------------------------------------
Openwave Systems, Inc. 1                                  1,200          18,552
--------------------------------------------------------------------------------
United Online, Inc. 1                                     4,750          54,768
--------------------------------------------------------------------------------
ValueClick, Inc. 1                                        2,400          31,992
--------------------------------------------------------------------------------
VeriSign, Inc. 1                                          1,900          63,688
--------------------------------------------------------------------------------
WebEx Communications, Inc. 1                                400           9,512
--------------------------------------------------------------------------------
Websense, Inc. 1                                          1,300          65,936
--------------------------------------------------------------------------------
Yahoo!, Inc. 1                                           15,900         599,112
                                                                  --------------
                                                                      1,096,116


                              14 | GROWTH PORTFOLIO

                                                                           VALUE
                                                         SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
IT SERVICES--1.0%
Acxiom Corp.                                              2,900   $      76,270
--------------------------------------------------------------------------------
Affiliated Computer Services, Inc., Cl. A 1               3,400         204,646
--------------------------------------------------------------------------------
Automatic Data Processing, Inc.                          10,000         443,500
--------------------------------------------------------------------------------
BISYS Group, Inc. (The) 1                                   200           3,290
--------------------------------------------------------------------------------
CheckFree Corp. 1                                         3,800         144,704
--------------------------------------------------------------------------------
Computer Sciences Corp. 1                                 4,200         236,754
--------------------------------------------------------------------------------
Convergys Corp. 1                                         3,300          49,467
--------------------------------------------------------------------------------
Electronic Data Systems Corp.                             8,800         203,280
--------------------------------------------------------------------------------
First Data Corp.                                          5,600         238,224
--------------------------------------------------------------------------------
Sabre Holdings Corp.                                      4,600         101,936
                                                                  --------------
                                                                      1,702,071

--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--3.8%
Advanced Micro Devices, Inc. 1                            9,300         204,786
--------------------------------------------------------------------------------
Agere Systems, Inc., Cl. A 1                             17,900          24,523
--------------------------------------------------------------------------------
Altera Corp. 1                                            7,100         146,970
--------------------------------------------------------------------------------
Analog Devices, Inc.                                     10,100         372,892
--------------------------------------------------------------------------------
Applied Materials, Inc. 1                                28,700         490,770
--------------------------------------------------------------------------------
Applied Micro Circuits Corp. 1                            9,100          38,311
--------------------------------------------------------------------------------
Atmel Corp. 1                                            32,200         126,224
--------------------------------------------------------------------------------
Broadcom Corp., Cl. A 1                                     800          25,824
--------------------------------------------------------------------------------
Cabot Microelectronics Corp. 1                            1,600          64,080
--------------------------------------------------------------------------------
Cree, Inc. 1                                              4,000         160,320
--------------------------------------------------------------------------------
Cymer, Inc. 1                                               500          14,770
--------------------------------------------------------------------------------
Freescale Semiconductor, Inc., Cl. A 1                    4,000          71,280
--------------------------------------------------------------------------------
Freescale Semiconductor, Inc., Cl. B 1                    3,213          58,991
--------------------------------------------------------------------------------
Integrated Circuit Systems, Inc. 1                          100           2,092
--------------------------------------------------------------------------------
Integrated Device Technology, Inc. 1                      2,800          32,368
--------------------------------------------------------------------------------
Intel Corp.                                             126,100       2,949,479
--------------------------------------------------------------------------------
International Rectifier Corp. 1                             100           4,457
--------------------------------------------------------------------------------
Intersil Corp., Cl. A                                     6,100         102,114
--------------------------------------------------------------------------------
KLA-Tencor Corp. 1                                        2,200         102,476
--------------------------------------------------------------------------------
Lam Research Corp. 1                                      3,900         112,749
--------------------------------------------------------------------------------
Linear Technology Corp.                                   9,300         360,468
--------------------------------------------------------------------------------
LSI Logic Corp. 1                                         9,500          52,060
--------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                           4,200         178,038
--------------------------------------------------------------------------------
Micrel, Inc. 1                                            1,800          19,836
--------------------------------------------------------------------------------
Microchip Technology, Inc.                                3,900         103,974
--------------------------------------------------------------------------------
Micron Technology, Inc. 1                                16,900         208,715
--------------------------------------------------------------------------------
National Semiconductor Corp. 1                           10,700         192,065
--------------------------------------------------------------------------------
PMC-Sierra, Inc. 1                                          400           4,500
--------------------------------------------------------------------------------
Rambus, Inc. 1                                            2,200          50,600
--------------------------------------------------------------------------------
Semtech Corp. 1                                           1,900          41,553
--------------------------------------------------------------------------------
Silicon Image, Inc. 1                                     1,700          27,982
--------------------------------------------------------------------------------
Teradyne, Inc. 1                                          1,500          25,605


                                                                           VALUE
                                                         SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT Continued
Texas Instruments, Inc.                                  18,300   $     450,546
--------------------------------------------------------------------------------
Xilinx, Inc.                                              1,700          50,405
                                                                  --------------
                                                                      6,871,823

--------------------------------------------------------------------------------
SOFTWARE--4.8%
Activision, Inc. 1                                        3,300          66,594
--------------------------------------------------------------------------------
Adobe Systems, Inc.                                       2,300         144,302
--------------------------------------------------------------------------------
Amdocs Ltd. 1                                             2,600          68,250
--------------------------------------------------------------------------------
Autodesk, Inc.                                            4,600         174,570
--------------------------------------------------------------------------------
BEA Systems, Inc. 1                                       5,800          51,388
--------------------------------------------------------------------------------
BMC Software, Inc. 1                                      5,500         102,300
--------------------------------------------------------------------------------
Computer Associates International, Inc.                   4,500         139,770
--------------------------------------------------------------------------------
Compuware Corp. 1                                           700           4,529
--------------------------------------------------------------------------------
Electronic Arts, Inc. 1                                   3,600         222,048
--------------------------------------------------------------------------------
FactSet Research Systems, Inc.                              500          29,220
--------------------------------------------------------------------------------
Fair Isaac Corp.                                          1,400          51,352
--------------------------------------------------------------------------------
FileNet Corp. 1                                           1,000          25,760
--------------------------------------------------------------------------------
Macrovision Corp. 1                                         800          20,576
--------------------------------------------------------------------------------
McAfee, Inc. 1                                            4,500         130,185
--------------------------------------------------------------------------------
MICROS Systems, Inc. 1                                      100           7,806
--------------------------------------------------------------------------------
Microsoft Corp.                                         200,900       5,366,039
--------------------------------------------------------------------------------
Oracle Corp. 1                                           95,600       1,311,632
--------------------------------------------------------------------------------
Quest Software, Inc. 1                                      300           4,785
--------------------------------------------------------------------------------
RSA Security, Inc. 1                                      3,000          60,180
--------------------------------------------------------------------------------
Siebel Systems, Inc. 1                                    7,000          73,500
--------------------------------------------------------------------------------
Sybase, Inc. 1                                            5,900         117,705
--------------------------------------------------------------------------------
Synopsys, Inc. 1                                          3,500          68,670
--------------------------------------------------------------------------------
Take-Two Interactive Software, Inc. 1                     1,700          59,143
--------------------------------------------------------------------------------
THQ, Inc. 1                                               2,500          57,350
--------------------------------------------------------------------------------
TIBCO Software, Inc. 1                                    8,500         113,390
--------------------------------------------------------------------------------
Veritas Software Corp. 1                                  4,200         119,910
                                                                  --------------
                                                                      8,590,954

--------------------------------------------------------------------------------
MATERIALS--2.6%
--------------------------------------------------------------------------------
CHEMICALS--1.1%
Cabot Corp.                                               2,000          77,360
--------------------------------------------------------------------------------
Dow Chemical Co.                                          4,400         217,844
--------------------------------------------------------------------------------
E.I. DuPont de Nemours & Co.                             12,000         588,600
--------------------------------------------------------------------------------
Eastman Chemical Co.                                      1,500          86,595
--------------------------------------------------------------------------------
Engelhard Corp.                                           1,400          42,938
--------------------------------------------------------------------------------
FMC Corp. 1                                                 700          33,810
--------------------------------------------------------------------------------
Georgia Gulf Corp.                                        2,000          99,600
--------------------------------------------------------------------------------
Lyondell Chemical Co.                                     3,400          98,328
--------------------------------------------------------------------------------
Monsanto Co.                                              8,600         477,730
--------------------------------------------------------------------------------
OM Group, Inc. 1                                          1,500          48,630
--------------------------------------------------------------------------------
PPG Industries, Inc.                                      1,400          95,424


                              15 | GROWTH PORTFOLIO

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                           VALUE
                                                         SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
CHEMICALS Continued
Praxair, Inc.                                             1,100   $      48,565
--------------------------------------------------------------------------------
Rohm & Haas Co.                                           2,100          92,883
--------------------------------------------------------------------------------
Scotts Co. (The), Cl. A 1                                   400          29,408
--------------------------------------------------------------------------------
W.R. Grace & Co. 1                                        2,800          38,108
                                                                  --------------
                                                                      2,075,823

--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.1%
Eagle Materials, Inc., Cl. B                                923          77,809
--------------------------------------------------------------------------------
Florida Rock Industries, Inc.                               200          11,906
--------------------------------------------------------------------------------
Texas Industries, Inc.                                      400          24,952
--------------------------------------------------------------------------------
Vulcan Materials Co.                                        800          43,688
                                                                  --------------
                                                                        158,355

--------------------------------------------------------------------------------
CONTAINERS & PACKAGING--0.1%
Ball Corp.                                                  400          17,592
--------------------------------------------------------------------------------
Bemis Co., Inc.                                             300           8,727
--------------------------------------------------------------------------------
Crown Holdings, Inc. 1                                    2,800          38,472
--------------------------------------------------------------------------------
Owens-Illinois, Inc. 1                                    4,200          95,130
--------------------------------------------------------------------------------
Smurfit-Stone Container Corp.                             1,600          29,888
                                                                  --------------
                                                                        189,809

--------------------------------------------------------------------------------
METALS & MINING--0.8%
AK Steel Holding Corp. 1                                  3,500          50,645
--------------------------------------------------------------------------------
Alcoa, Inc.                                              15,900         499,578
--------------------------------------------------------------------------------
Carpenter Technology Corp.                                  400          23,384
--------------------------------------------------------------------------------
Cleveland-Cliffs, Inc.                                      600          62,316
--------------------------------------------------------------------------------
Inco Ltd. 1                                                 600          22,068
--------------------------------------------------------------------------------
Massey Energy Co.                                         2,800          97,860
--------------------------------------------------------------------------------
Nucor Corp.                                               2,000         104,680
--------------------------------------------------------------------------------
Phelps Dodge Corp.                                        3,000         296,760
--------------------------------------------------------------------------------
Schnitzer Steel Industries, Inc.                            500          16,965
--------------------------------------------------------------------------------
Southern Peru Copper Corp.                                  700          33,047
--------------------------------------------------------------------------------
Steel Dynamics, Inc.                                        800          30,304
--------------------------------------------------------------------------------
United States Steel Corp.                                 3,700         189,625
--------------------------------------------------------------------------------
Worthington Industries, Inc.                              1,700          33,286
                                                                  --------------
                                                                      1,460,518

--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.5%
Georgia-Pacific Corp.                                     8,600         322,328
--------------------------------------------------------------------------------
International Paper Co.                                   1,600          67,200
--------------------------------------------------------------------------------
Louisiana-Pacific Corp.                                   5,900         157,766
--------------------------------------------------------------------------------
MeadWestvaco Corp.                                        5,900         199,951
--------------------------------------------------------------------------------
Neenah Paper, Inc. 1                                        230           7,498
--------------------------------------------------------------------------------
Potlatch Corp.                                            1,200          60,696
--------------------------------------------------------------------------------
Weyerhaeuser Co.                                          1,200          80,664
                                                                  --------------
                                                                        896,103


                                                                           VALUE
                                                         SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--3.9%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--3.4%
Alltel Corp.                                              2,200   $     129,272
--------------------------------------------------------------------------------
BellSouth Corp.                                          36,500       1,014,335
--------------------------------------------------------------------------------
CenturyTel, Inc.                                          3,500         124,145
--------------------------------------------------------------------------------
Citizens Communications Co.                              17,200         237,188
--------------------------------------------------------------------------------
Qwest Communications
International, Inc. 1                                     2,800          12,432
--------------------------------------------------------------------------------
SBC Communications, Inc.                                 86,800       2,236,836
--------------------------------------------------------------------------------
Sprint Corp.                                              5,200         129,220
--------------------------------------------------------------------------------
Verizon Communications, Inc.                             56,000       2,268,560
                                                                  --------------
                                                                      6,151,988

--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.5%
Alamosa Holdings, Inc. 1                                  2,700          33,669
--------------------------------------------------------------------------------
AT&T Corp.                                                5,300         101,018
--------------------------------------------------------------------------------
Nextel Communications, Inc., Cl. A 1                     20,900         627,000
--------------------------------------------------------------------------------
Telephone & Data Systems, Inc.                              400          30,780
                                                                  --------------
                                                                        792,467

--------------------------------------------------------------------------------
UTILITIES--0.4%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.4%
American Electric Power Co., Inc.                         6,700         230,073
--------------------------------------------------------------------------------
Calpine Corp. 1                                           7,800          30,732
--------------------------------------------------------------------------------
CMS Energy Corp. 1                                        3,300          34,485
--------------------------------------------------------------------------------
Edison International, Inc.                                3,100          99,293
--------------------------------------------------------------------------------
Exelon Corp.                                              2,150          94,751
--------------------------------------------------------------------------------
FPL Group, Inc.                                           1,200          89,700
--------------------------------------------------------------------------------
PG&E Corp. 1                                              2,700          89,856
                                                                  --------------
                                                                        668,890

--------------------------------------------------------------------------------
GAS UTILITIES--0.0%
ONEOK, Inc.                                                 700          19,894
                                                                  --------------
Total Common Stocks
(Cost $163,317,362)                                                 177,530,253

--------------------------------------------------------------------------------
PREFERRED STOCKS--0.0%
--------------------------------------------------------------------------------
Wachovia Corp., Dividend
Equalization Preferred Shares 1, 2
(Cost $0)                                                 2,000               2


                              16 | GROWTH PORTFOLIO

                                                      PRINCIPAL            VALUE
                                                         AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.3%
--------------------------------------------------------------------------------
Undivided interest of 0.03% in joint repurchase
agreement (Principal Amount/Value $1,443,703,000,
with a maturity value of $1,443,962,867) with UBS
Warburg LLC, 2.16%, dated 12/31/04, to be
repurchased at $425,077 on 1/3/05, collateralized
by Federal National Mortgage Assn., 5%--6%,
4/1/34--10/1/34, with a value of
$1,474,609,071 (Cost $425,000)                      $    425,000   $     425,000
--------------------------------------------------------------------------------
Total Investments, at Value (excluding
Investments Purchased with Cash
Collateral from Securities Loaned)
(Cost $163,742,362)                                                 177,955,255

--------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LOANED--5.3%
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT--5.3%
Undivided interest of 0.34% in joint repurchase
agreement (Principal Amount/Value $2,800,000,000,
with a maturity value of $2,800,550,669) with
Nomura Securities, 2.36%, dated 12/31/04, to be
repurchased at $9,497,171 on 1/3/05,
collateralized by U.S. Government Mortgage
Agencies, 2.58%-7.50%, 1/15/08-10/15/44, with
a value of $2,908,566,289 (Cost $9,495,304)           9,495,304       9,495,304

--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $173,237,666)                                       104.7%    187,450,559
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS
OF OTHER ASSETS                                            (4.7)     (8,374,138)
                                                    ----------------------------
NET ASSETS                                                100.0%  $ 179,076,421
                                                    ============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Illiquid security. The aggregate value of illiquid securities as of December 31, 2004 was $2, which represents less than 0.005% of the Portfolio's net assets. See Note 6 of Notes to Financial Statements.

3. The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 7 of Notes to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                              17 | GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES  December 31, 2004
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
ASSETS
----------------------------------------------------------------------------------------------------------------------------
Investments, at value (including securities loaned of $9,292,124) (cost $173,237,666)
--see accompanying statement of investments                                                                   $ 187,450,559
----------------------------------------------------------------------------------------------------------------------------
Cash                                                                                                                549,905
----------------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                                                  2,403,945
Interest and dividends                                                                                              227,074
Shares of capital stock sold                                                                                          3,835
Other                                                                                                                 4,458
                                                                                                              --------------
Total assets                                                                                                    190,639,776

----------------------------------------------------------------------------------------------------------------------------
LIABILITIES
----------------------------------------------------------------------------------------------------------------------------
Return of collateral for securities loaned                                                                        9,495,304
----------------------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                                             2,003,761
Shares of capital stock redeemed                                                                                     25,045
Shareholder communications                                                                                            6,403
Directors' compensation                                                                                               6,041
Transfer and shareholder servicing agent fees                                                                           833
Other                                                                                                                25,968
                                                                                                              --------------
Total liabilities                                                                                                11,563,355

----------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                                    $ 179,076,421
                                                                                                              ==============

----------------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
----------------------------------------------------------------------------------------------------------------------------
Par value of shares of capital stock                                                                          $      95,067
----------------------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                                      251,491,753
----------------------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                                 2,620,822
----------------------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions                                  (89,344,125)
----------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign
currencies                                                                                                       14,212,904
                                                                                                              --------------
NET ASSETS--applicable to 95,067,387 shares of capital stock outstanding                                      $ 179,076,421
                                                                                                              ==============

----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, REDEMPTION PRICE PER SHARE AND OFFERING PRICE PER SHARE                                      $        1.88

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                              18 | GROWTH PORTFOLIO

STATEMENT OF OPERATIONS  For the Year Ended December 31, 2004
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
----------------------------------------------------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $1,744)                                                        $   3,640,802
----------------------------------------------------------------------------------------------------------------------------
Interest                                                                                                             24,926
----------------------------------------------------------------------------------------------------------------------------
Portfolio lending fees                                                                                               18,783
                                                                                                              --------------
Total investment income                                                                                           3,684,511

----------------------------------------------------------------------------------------------------------------------------
EXPENSES
----------------------------------------------------------------------------------------------------------------------------
Management fees                                                                                                   1,119,003
----------------------------------------------------------------------------------------------------------------------------
Accounting service fees                                                                                              15,000
----------------------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                                                                        10,000
----------------------------------------------------------------------------------------------------------------------------
Directors' compensation                                                                                               7,594
----------------------------------------------------------------------------------------------------------------------------
Shareholder communications                                                                                            5,697
----------------------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                                           3,128
----------------------------------------------------------------------------------------------------------------------------
Other                                                                                                                35,297
                                                                                                              --------------
Total expenses                                                                                                    1,195,719
Less reduction to custodian expenses                                                                                   (702)
                                                                                                              --------------
Net expenses                                                                                                      1,195,017

----------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                             2,489,494

----------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------
Net realized gain on:
Investments                                                                                                      22,379,978
Foreign currency transactions                                                                                        81,840
Net increase from payment by affiliate                                                                              136,369
                                                                                                              --------------
Net realized gain                                                                                                22,598,187
----------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on:
Investments                                                                                                      (8,737,411)
Translation of assets and liabilities denominated in foreign currencies                                             (61,545)
                                                                                                              --------------
Net change in unrealized appreciation                                                                            (8,798,956)

----------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                          $  16,288,725
                                                                                                              ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                              19 | GROWTH PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31,                                                             2004            2003
---------------------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------------------
Net investment income                                                      $   2,489,494   $   1,989,146
---------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                      22,598,187      (8,664,881)
---------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                          (8,798,956)     47,484,782
                                                                           ------------------------------
Net increase in net assets resulting from operations                          16,288,725      40,809,047

---------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------
Dividends from net investment income                                          (1,953,565)     (1,952,550)

---------------------------------------------------------------------------------------------------------
CAPITAL STOCK TRANSACTIONS
---------------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from capital stock transactions         (22,405,815)    (17,202,781)

---------------------------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------------------------
Total increase (decrease)                                                     (8,070,655)     21,653,716
---------------------------------------------------------------------------------------------------------
Beginning of period                                                          187,147,076     165,493,360
                                                                           ------------------------------
End of period (including accumulated net investment income of $2,620,822
and $1,948,913, respectively)                                              $ 179,076,421   $ 187,147,076
                                                                           ==============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                              20 | GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31,                                2004          2003          2002          2001          2000
----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $    1.74     $    1.39     $    1.73     $    1.96     $    2.99
----------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .02 1         .02           .02           .02           .03
Net realized and unrealized gain (loss)                 .14           .35          (.34)         (.23)         (.35)
                                                  --------------------------------------------------------------------
Total from investment operations                        .16           .37          (.32)         (.21)         (.32)
----------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.02)         (.02)         (.02)         (.02)         (.05)
Distributions from net realized gain                     --            --            --            --          (.66)
                                                  --------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                        (.02)         (.02)         (.02)         (.02)         (.71)
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $    1.88     $    1.74     $    1.39     $    1.73     $    1.96
                                                  ====================================================================

----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     9.20%        26.81%       (18.97)%      (10.61)%      (12.66)%
----------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $ 179,076     $ 187,147     $ 165,493     $ 242,575     $ 333,211
----------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $ 179,018     $ 170,217     $ 203,660     $ 273,890     $ 460,272
----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                  1.39%         1.17%         0.96%         0.75%         0.78%
Total expenses                                         0.66% 4       0.67% 4       0.68% 4       0.64% 4       0.59% 4
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  78%           86%           88%           76%          118%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                              21 | GROWTH PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Growth Portfolio (the Portfolio) is a series of Panorama Series Fund, Inc. (the Company) which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Portfolio's investment objective is to seek high total return. The Portfolio's investment advisor is OppenheimerFunds, Inc. (the Manager). Shares of the Portfolio are sold only to separate accounts of life insurance companies, a majority of such shares are held by separate accounts of Massachusetts Mutual Life Insurance Co., an affiliate of the investment advisor.

      The following is a summary of significant accounting policies consistently followed by the Portfolio.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Portfolio calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Portfolio's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Portfolio's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of 60 days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Portfolio's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Portfolio's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Directors.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Portfolio's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Portfolio, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.


                              22 | GROWTH PORTFOLIO

--------------------------------------------------------------------------------
FEDERAL TAXES. The Portfolio intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.

The tax components of capital shown in the table below represent distribution requirements the Portfolio must satisfy under the income tax regulations, losses the Portfolio may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                                NET UNREALIZED
                                                                  APPRECIATION
                                                              BASED ON COST OF
                                                                SECURITIES AND
      UNDISTRIBUTED    UNDISTRIBUTED    ACCUMULATED          OTHER INVESTMENTS
      NET INVESTMENT       LONG-TERM           LOSS         FOR FEDERAL INCOME
      INCOME                    GAIN   CARRYFORWARD 1,2,3         TAX PURPOSES
      ------------------------------------------------------------------------
      $ 2,617,272               $ --   $ 85,789,959               $ 10,666,475

1. As of December 31, 2004, the Portfolio had $85,789,959 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of December 31, 2004, details of the capital loss carryforwards were as follows:

                        EXPIRING
                        -----------------------
                        2008       $ 12,182,871
                        2009         38,285,188
                        2010         28,419,014
                        2011          6,902,886
                                   ------------
                        Total      $ 85,789,959
                                   ============

2. During the fiscal year ended December 31, 2004, the Portfolio utilized $20,716,065 of capital loss carryforward to offset capital gains realized in that fiscal year.

3. During the fiscal year ended December 31, 2003, the Portfolio did not utilize any capital loss carryforward.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Portfolio. Accordingly, the following amounts have been reclassified for December 31, 2004. Net assets of the Portfolio were unaffected by the reclassifications.

          INCREASE TO          INCREASE TO
          ACCUMULATED      ACCUMULATED NET
          NET INVESTMENT     REALIZED LOSS
          INCOME            ON INVESTMENTS
          --------------------------------
          $ 135,980              $ 135,980

The tax character of distributions paid during the years ended December 31, 2004 and December 31, 2003 was as follows:

                                            YEAR ENDED          YEAR ENDED
                                     DECEMBER 31, 2004   DECEMBER 31, 2003
          ----------------------------------------------------------------
          Distributions paid from:
          Ordinary income                  $ 1,953,565         $ 1,952,550

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2004 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.


                              23 | GROWTH PORTFOLIO

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

          Federal tax cost of securities   $ 176,784,095
                                           ==============

          Gross unrealized appreciation    $  15,143,047
          Gross unrealized depreciation       (4,476,572)
                                           --------------
          Net unrealized appreciation      $  10,666,475
                                           ==============

--------------------------------------------------------------------------------
DIRECTORS' COMPENSATION. The Board of Directors has adopted a deferred compensation plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Portfolio. For purposes of determining the amount owed to the Director under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Portfolio or in other Oppenheimer funds selected by the Director. The Portfolio purchases shares of the funds selected for deferral by the Director in amounts equal to his or her deemed investment, resulting in a Portfolio asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of directors' fees under the plan will not affect the net assets of the Portfolio, and will not materially affect the Portfolio's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Portfolio on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Portfolio pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Portfolio during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                              24 | GROWTH PORTFOLIO

--------------------------------------------------------------------------------
2. SHARES OF CAPITAL STOCK

The Portfolio has authorized 510 million shares of $0.001 par value capital stock. Transactions in shares of capital stock were as follows:

                           YEAR ENDED DECEMBER 31, 2004   YEAR ENDED DECEMBER 31, 2003
                                SHARES          AMOUNT          SHARES          AMOUNT
---------------------------------------------------------------------------------------
Sold                         1,366,755   $   2,401,090       3,194,708   $   4,737,879
Dividends and/or
distributions reinvested     1,116,323       1,953,565       1,501,961       1,952,550
Redeemed                   (15,194,087)    (26,760,470)    (16,129,625)    (23,893,210)
                           ------------------------------------------------------------
Net decrease               (12,711,009)  $ (22,405,815)    (11,432,956)  $ (17,202,781)
                           ============================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended December 31, 2004, were $137,854,390 and $157,795,565, respectively.

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Portfolio which provides for a fee at an annual rate of 0.625% of the first $300 million of average daily net assets of the Portfolio, 0.50% of the next $100 million, and 0.45% of average daily net assets over $400 million.

--------------------------------------------------------------------------------
ACCOUNTING FEES. The Manager acts as the accounting agent for the Portfolio at an annual fee of $15,000, plus out-of-pocket costs and expenses reasonably incurred.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICES. The Portfolio pays the Manager a fee of $1,500 per year for preparing and filing the Portfolio's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Portfolio. The Portfolio pays OFS a per account fee. For the year ended December 31, 2004, the Portfolio paid $10,000 to OFS for services to the Portfolio.

      Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $10,000 for assets of $10 million or more. The Portfolio is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.

--------------------------------------------------------------------------------
PAYMENTS AND WAIVERS OF EXPENSES. Following a review of its use of brokerage commissions for sales that is permitted under its investment advisory agreement, the Portfolio's Manager terminated that practice in July 2003. Subsequently, the Manager paid the Portfolio $136,369, an amount equivalent to certain of such commissions incurred in prior years.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.35% of average annual net assets of the Portfolio. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Portfolio may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Portfolio include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.


                              25 | GROWTH PORTFOLIO

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS Continued

      The Portfolio may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

      As of December 31, 2004, the Portfolio had no outstanding foreign currency contracts.

--------------------------------------------------------------------------------
6. ILLIQUID SECURITIES

As of December 31, 2004, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Portfolio will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities.

--------------------------------------------------------------------------------
7. SECURITIES LENDING

The Portfolio lends portfolio securities from time to time in order to earn additional income. In return, the Portfolio receives collateral in the form of US Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Portfolios and any additional required collateral is delivered to the Portfolio on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Portfolio could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Portfolio retains a portion of the interest earned from the collateral. The Portfolio also continues to receive interest or dividends paid on the securities loaned. As of December 31, 2004, the Portfolio had on loan securities valued at $9,292,124. Cash of $9,495,304 was received as collateral for the loans, all of which was invested in approved instruments.

--------------------------------------------------------------------------------
8. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor (collectively, the "Oppenheimer defendants"), as well as 51 of the Oppenheimer funds (as "Nominal Defendants") excluding the Fund, 31 present and former Directors or Trustees and 9 present and former officers of the funds. This complaint, filed in the U.S. District Court for the Southern District of New York on January 10, 2005, consolidates into a single action and amends six individual previously-filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The Oppenheimer defendants believe that the allegations contained in the Complaints are without merit and that they, the funds named as Nominal Defendants, and the Directors/Trustees of those funds have meritorious defenses against the claims asserted. The Oppenheimer defendants intend to defend these lawsuits vigorously and to contest any claimed liability, and they have retained legal counsel to defend such suits. The Oppenheimer defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                              26 | GROWTH PORTFOLIO

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF GROWTH PORTFOLIO:

We have audited the accompanying statement of assets and liabilities of Growth Portfolio, a series of Panorama Series Fund, Inc., including the statement of investments, as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. Additionally, an audit includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Growth Portfolio as of December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


DELOITTE & TOUCHE LLP

Denver, Colorado
February 11, 2005


                              27 | GROWTH PORTFOLIO

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2005, if applicable, shareholders of record received information regarding all dividends and distributions paid to them by the Portfolio during calendar year 2004. Regulations of the U.S. Treasury Department require the Portfolio to report this information to the Internal Revenue Service.

      Dividends of $0.0186 per share were paid to shareholders on March 15, 2004, all of which was designated as ordinary income for federal income tax purposes.

      Dividends, if any, paid by the Portfolio during the fiscal year ended December 31, 2004 which are not designated as capital gain distributions should be multiplied by 100% to arrive at the amount eligible for the corporate dividend-received deduction.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Portfolio to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.

--------------------------------------------------------------------------------
PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Portfolio has adopted Portfolio Proxy Voting Policies and Procedures under which the Portfolio votes proxies relating to securities ("portfolio proxies") held by the Portfolio. A description of the Portfolio's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Portfolio toll-free at 1.800.525.7048, (ii) on the Portfolio's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Portfolio is required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Portfolio's Form N-PX filing is available (i) without charge, upon request, by calling the Portfolio toll-free at 1.800.525.7048, and (ii) on the SEC's website at www.sec.gov.

      The Portfolio files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Portfolio's Form N-Q filings are available on the SEC's website at www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                              28 | GROWTH PORTFOLIO

DIRECTORS AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS
FUND, LENGTH OF SERVICE, AGE   HELD BY DIRECTOR; NUMBER OF PORTFOLIOS IN FUND COMPLEX CURRENTLY OVERSEEN BY DIRECTOR
INDEPENDENT DIRECTORS          THE ADDRESS OF EACH DIRECTOR IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL, CO
                               80112-3924. EACH DIRECTOR SERVES FOR AN INDEFINITE TERM, UNTIL HIS OR HER RESIGNATION,
                               RETIREMENT, DEATH OR REMOVAL.

WILLIAM L. ARMSTRONG,          Chairman of the following private mortgage banking companies: Cherry Creek Mortgage
Chairman of the Board of       Company (since 1991), Centennial State Mortgage Company (since 1994), The El Paso
Directors (since 2003)         Mortgage Company (since 1993), Transland Financial Services, Inc. (since 1997);
and Director (since 1999)      Chairman of the following private companies: Great Frontier Insurance (insurance
Age: 67                        agency) (since 1995), Ambassador Media Corporation and Broadway Ventures (since 1984);
                               a director of the following public companies: Helmerich & Payne, Inc. (oil and gas drilling/production company) (since 1992) and UNUMProvident (insurance company)
                               (since 1991). Mr. Armstrong is also a Director/ Trustee of Campus Crusade for Christ and the Bradley Foundation. Formerly a director of the following: Storage Technology
                               Corporation (a publicly-held computer equipment company) (1991-February 2003), and
                               International Family Entertainment (television channel) (1992-1997), Frontier Real
                               Estate, Inc. (residential real estate brokerage) (1994-1999), and Frontier Title
                               (title insurance agency) (1995-June 1999); a U.S. Senator (January 1979-January 1991).
                               Oversees 38 portfolios in the OppenheimerFunds complex.

ROBERT G. AVIS,                Formerly, Director and President of A.G. Edwards Capital, Inc. (General Partner of
Director (since 1996)          private equity funds) (until February 2001); Chairman, President and Chief Executive
Age: 73                        Officer of A.G. Edwards Capital, Inc. (until March 2000); Vice Chairman and Director of A.G. Edwards, Inc. and Vice Chairman of A.G. Edwards & Sons, Inc. (its brokerage company subsidiary) (until March 1999); Chairman of A.G. Edwards Trust Company and
                               A.G.E. Asset Management (investment advisor) (until March 1999); and a Director (until
                               March 2000) of A.G. Edwards & Sons and A.G. Edwards Trust Company. Oversees 38
                               portfolios in the OppenheimerFunds complex.

GEORGE C. BOWEN,               Formerly Assistant Secretary and a director (December 1991-April 1999) of Centennial
Director (since 2002)          Asset Management Corporation; President, Treasurer and a director (June 1989-April
Age: 68                        1999) of Centennial Capital Corporation; Chief Executive Officer and a director of
                               MultiSource Services, Inc. (March 1996-April 1999). Until April 1999 Mr. Bowen held several positions in subsidiary or affiliated companies of the Manager. Oversees 38 portfolios in the OppenheimerFunds complex.

EDWARD L. CAMERON,             A member of The Life Guard of Mount Vernon, George Washington's home (since June
Director (since 2002)          2000). Formerly Director (March 2001-May 2002) of Genetic ID, Inc. and its
Age: 66                        subsidiaries (a privately held biotech company); a partner (July 1974-June 1999) with
                               PricewaterhouseCoopers LLP (an accounting firm); and Chairman (July 1994-June 1998) of
                               Price Waterhouse LLP Global Investment Management Industry Services Group. Oversees 38
                               portfolios in the OppenheimerFunds complex.

JON S. FOSSEL,                 Director (since February 1998) of Rocky Mountain Elk Foundation (a not-for-profit
Director (since 1997)          foundation); a director (since 1997) of Putnam Lovell Finance (finance company); a
Age: 63                        director (since June 2002) of UNUMProvident (an insurance company). Formerly a director (October 1999-October 2003) of P.R. Pharmaceuticals (a privately held company); Chairman and a director (until October 1996) and President and Chief
                               Executive Officer (until October 1995) of the Manager; President, Chief Executive
                               Officer and a director (until October 1995) of Oppenheimer Acquisition Corp.,
                               Shareholders Services Inc. and Shareholder Financial Services, Inc. Oversees 38
                               portfolios in the OppenheimerFunds complex.

SAM FREEDMAN,                  Director of Colorado Uplift (a non-profit charity) (since September 1984). Formerly
Director (since 1996)          (until October 1994) Mr. Freedman held several positions in subsidiary or affiliated
Age: 64                        companies of the Manager. Oversees 38 portfolios in the OppenheimerFunds complex.


                              29 | GROWTH PORTFOLIO

DIRECTORS AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

BEVERLY L. HAMILTON,           Trustee of Monterey International Studies (an educational organization) (since
Director (since 2002)          February 2000); a director of The California Endowment (a philanthropic organization)
Age: 58                        (since April 2002) and of Community Hospital of Monterey Peninsula (educational organization) (since February 2002); a director of America Funds Emerging Markets
                               Growth Fund (since October 1991) (an investment company); an advisor to Credit Suisse
                               First Boston's Sprout venture capital unit. Mrs. Hamilton also is a member of the investment committees of the Rockefeller Foundation and of the University of Michigan
                               Formerly, Trustee of MassMutual Institutional Funds (open-end investment company)
                               (1996-May 2004); a director of MML Series Investment Fund (April 1989-May 2004) and
                               MML Services (April 1987-May 2004) (investment companies); member of the investment committee (2000-2003) of Hartford Hospital; an advisor (2000-2003) to Unilever
                               (Holland)'s pension fund; and President (February 1991-April 2000) of ARCO Investment
                               Management Company. Oversees 37 portfolios in the OppenheimerFunds complex.

ROBERT J. MALONE,              Chairman, Chief Executive Officer and Director of Steele Street State Bank (a
Director (since 2002)          commercial banking entity) (since August 2003); director of Colorado UpLIFT (a
Age: 60                        non-profit organization) (since 1986); trustee (since 2000) of the Gallagher Family
                               Foundation (non-profit organization). Formerly, Chairman of U.S. Bank-Colorado (a subsidiary of U.S. Bancorp and formerly Colorado National Bank,) (July 1996-April 1,
                               1999), a director of: Commercial Assets, Inc. (a REIT) (1993-2000), Jones Knowledge,
                               Inc. (a privately held company) (2001-July 2004) and U.S. Exploration, Inc. (oil and
                               gas exploration) (1997-February 2004). Oversees 37 portfolios in the OppenheimerFunds complex.

F. WILLIAM MARSHALL, JR.,      Trustee of MassMutual Institutional Funds (since 1996) and MML Series Investment Fund
Director (since 2002)          (since 1987) (both open-end investment companies) and the Springfield Library and
Age: 62                        Museum Association (since 1995) (museums) and the Community Music School of
                               Springfield (music school) (since 1996); Trustee (since 1987), Chairman of the Board
                               (since 2003) and Chairman of the investment committee (since 1994) for the Worcester
                               Polytech Institute (private university); and President and Treasurer (since January
                               1999) of the SIS Fund (a private not for profit charitable fund). Formerly, member of the investment committee of the Community Foundation of Western Massachusetts (1998 -
                               2003); Chairman (January 1999-July 1999) of SIS & Family Bank, F.S.B. (formerly SIS
                               Bank) (commercial bank); and Executive Vice President (January 1999-July 1999) of
                               Peoples Heritage Financial Group, Inc. (commercial bank). Oversees 38 portfolios in the OppenheimerFunds complex.

---------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTOR            THE ADDRESS OF MR. MURPHY IN THE CHART BELOW IS TWO WORLD FINANCIAL CENTER, 225
AND OFFICER                    LIBERTY STREET, 11TH FLOOR, NEW YORK, NY 10281-1008. MR. MURPHY SERVES FOR AN
                               INDEFINITE TERM, UNTIL HIS RESIGNATION, DEATH OR REMOVAL.

JOHN V. MURPHY,                Chairman, Chief Executive Officer and director (since June 2001) and President (since
President and Director         September 2000) of the Manager; President and a director or trustee of other
(since 2002)                   Oppenheimer funds; President and a director (since July 2001) of Oppenheimer
Age: 55                        Acquisition Corp. (the Manager's parent holding company) and of Oppenheimer
                               Partnership Holdings, Inc. (a holding company subsidiary of the Manager); a director
                               (since November 2001) of OppenheimerFunds Distributor, Inc. (a subsidiary of the
                               Manager); Chairman and a director (since July 2001) of Shareholder Services, Inc. and of Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager);
                               President and a director (since July 2001) of OppenheimerFunds Legacy Program (a charitable trust program established by the Manager); a director of the following investment advisory subsidiaries of the Manager: OFI Institutional Asset Management,
                               Inc., Centennial Asset Management Corporation, Trinity Investment Management
                               Corporation and Tremont Capital Management, Inc. (since November 2001), HarbourView
                               Asset Management Corporation and OFI Private Investments, Inc. (since July 2001);
                               President (since November 1, 2001) and a director (since July 2001) of Oppenheimer
                               Real Asset Management, Inc.; Executive Vice President (since February 1997) of
                               Massachusetts Mutual Life Insurance Company (the Manager's parent company); a director
                               (since June 1995) of DLB Acquisition Corporation (a holding company that owns the shares of Babson Capital Management LLC); a member of the Investment Company
                               Institute's Board of Governors (elected to serve from October 3, 2003 through
                               September 30, 2006). Formerly, Chief Operating Officer (September 2000-June 2001) of
                               the Manager; President and trustee (November 1999-November 2001) of MML Series
                               Investment Fund and MassMutual Institutional Funds (open-end investment companies); a director (September 1999-August 2000) of C.M. Life Insurance Company; President,
                               Chief Executive Officer and director (September 1999-August 2000) of MML Bay State
                               Life Insurance Company; a director (June 1989-June 1998) of Emerald Isle Bancorp and
                               Hibernia Savings Bank (a wholly-owned subsidiary of Emerald Isle Bancorp). Oversees 62 portfolios as Trustee/Director and 21 additional portfolios as Officer in the
                               OppenheimerFunds complex.


                              30 | GROWTH PORTFOLIO

---------------------------------------------------------------------------------------------------------------------
OFFICERS                       THE ADDRESS OF THE OFFICERS IN THE CHART BELOW IS AS FOLLOWS: FOR MESSRS. MONOYIOS AND
                               ZACK, TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH FLOOR, NEW YORK, NY
                               10281-1008, FOR MESSRS. VANDEHEY AND WIXTED 6803 S. TUCSON WAY, CENTENNIAL, CO
                               80112-3924. EACH OFFICER SERVES FOR AN ANNUAL TERM OR UNTIL HIS OR HER EARLIER
                               RESIGNATION, DEATH OR REMOVAL.

NIKOLAOS D. MONOYIOS,          Senior Vice President of the Manager since October 2003; a Certified Financial
Vice President and             Analyst. Formerly Vice President of the Manager (April 1998-September 2003). An
Portfolio Manager              officer of 6 portfolios in the OppenheimerFunds complex.
(since 1998)
Age: 55

DR. MARC REINGANUM,            Vice President of the Manager since September 2002; a Director of Quantitative
Vice President and             Research and Portfolio Strategist for Equities; an officer of 3 portfolios in the
Portfolio Manager              OppenheimerFunds complex. Formerly the Mary Jo Vaughn Rauscher Chair in Financial
(since 2003)                   Investments at Southern Methodist University since 1995. At Southern Methodist
Age: 51                        University he also served as the Director of the Finance Institute, Chairman of the
                               Finance Department, President of the Faculty at the Cox School of Business and member of the Board of Trustee Investment Committee.

BRIAN W. WIXTED,               Senior Vice President and Treasurer (since March 1999) of the Manager; Treasurer of
Treasurer (since 1999)         HarbourView Asset Management Corporation, Shareholder Financial Services, Inc.,
Age: 45                        Shareholder Services, Inc., Oppenheimer Real Asset Management Corporation, and
                               Oppenheimer Partnership Holdings, Inc. (since March 1999), of OFI Private Investments,
                               Inc. (since March 2000), of OppenheimerFunds International Ltd. and OppenheimerFunds
                               plc (since May 2000), of OFI Institutional Asset Management, Inc. (since November
                               2000), and of OppenheimerFunds Legacy Program (a Colorado non-profit corporation)
                               (since June 2003); Treasurer and Chief Financial Officer (since May 2000) of OFI Trust
                               Company (a trust company subsidiary of the Manager); Assistant Treasurer (since March
                               1999) of Oppenheimer Acquisition Corp. Formerly Assistant Treasurer of Centennial
                               Asset Management Corporation (March 1999-October 2003) and OppenheimerFunds Legacy
                               Program (April 2000-June 2003); Principal and Chief Operating Officer (March
                               1995-March 1999) at Bankers Trust Company-Mutual Fund Services Division. An officer of
                               83 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                Executive Vice President (since January 2004) and General Counsel (since February
Vice President and             of the Manager; General Counsel and a director (since November 2001) of the 2002)
Secretary (since 2001)         Distributor; General Counsel (since November 2001) of Centennial Asset Management
Age: 56                        Corporation; Senior Vice President and General Counsel (since November 2001) of
                               HarbourView Asset Management Corporation; Secretary and General Counsel (since
                               November 2001) of Oppenheimer Acquisition Corp.; Assistant Secretary and a director
                               (since October 1997) of OppenheimerFunds International Ltd. and OppenheimerFunds plc;
                               Vice President and a director (since November 2001) of Oppenheimer Partnership
                               Holdings, Inc.; a director (since November 2001) of Oppenheimer Real Asset Management,
                               Inc.; Senior Vice President, General Counsel and a director (since November 2001) of
                               Shareholder Financial Services, Inc., Shareholder Services, Inc., OFI Private
                               Investments, Inc. and OFI Trust Company; Vice President (since November 2001) of
                               OppenheimerFunds Legacy Program; Senior Vice President and General Counsel (since
                               November 2001) of OFI Institutional Asset Management, Inc.; a director (since June
                               2003) of OppenheimerFunds (Asia) Limited. Formerly Senior Vice President (May
                               1985-December 2003), Acting General Counsel (November 2001-February 2002) and
                               Associate General Counsel (May 1981-October 2001) of the Manager; Assistant Secretary
                               of Shareholder Services, Inc. (May 1985-November 2001), Shareholder Financial
                               Services, Inc. (November 1989-November 2001); and OppenheimerFunds International Ltd.
                               (October 1997-November 2001). An officer of 83 portfolios in the OppenheimerFunds complex.

MARK S. VANDEHEY,              Senior Vice President and Chief Compliance Officer (since March 2004) of the Manager;
Vice President and             Vice President (since June 1983) of OppenheimerFunds Distributor, Inc., Centennial
Chief Compliance Officer       Asset Management Corporation and Shareholder Services, Inc. Formerly (until February
(since 2004)                   2004) Vice President and Director of Internal Audit of OppenheimerFunds, Inc. An
Age: 54                        officer of 83 portfolios in the OppenheimerFunds complex.

THE PORTFOLIO'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE PORTFOLIO'S DIRECTORS AND IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING 1.800.981.2871.


                              31 | GROWTH PORTFOLIO

ITEM 2. CODE OF ETHICS

      The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

      The Board of Directors of the registrant has determined that Edward L. Cameron, the Chairman of the Board's Audit Committee, and George C. Bowen, a member of the Board's Audit Committee, possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as "audit committee financial experts," and has designated Messrs. Cameron and Bowen as the Audit Committee's financial experts. Messrs. Cameron and Bowen are "independent" Directors pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

      (a)   Audit Fees

            The principal accountant for the audit of the registrant's annual financial statements billed $19,000 in fiscal 2004 and $19,000 in fiscal 2003.

      (b)   Audit-Related Fees

            The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

            The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2004 and $35,859 in fiscal 2003 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

            Such fees include: internal control reviews.

      (c)   Tax Fees

            The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

            The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2004 and $5,548 in fiscal 2003 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

            Such fees include: tax compliance, tax planning and tax advice. Tax compliance generally involves preparation of original and amended tax returns, claims for a refund and tax payment-planning services. Tax planning and tax advice includes assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

      (d)   All Other Fees

            The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

            The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

      (e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

            The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

            Pre-approval of non-audit services is waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

            (2) 100%

      (f)   Not applicable as less than 50%.

      (g) The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2004 and $41,407 in fiscal 2003 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

      (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal account's independence. No such services were rendered.

ITEM 5.  NOT APPLICABLE

ITEM 6. SCHEDULE OF INVESTMENTS

      Not applicable

ITEM 7. NOT APPLICABLE

ITEM 8. NOT APPLICABLE

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

      The registrant's Board of Directors has established a Governance Committee, one function of which is to create and oversee the process by which shareholders can submit nominees for positions on the Board. The Governance Committee has not yet adopted a charter, but anticipates that it will do so by the end of this calendar year. The Committee has temporarily adopted the process previously adopted by the Audit Committee regarding shareholder submission of nominees for board positions. Shareholders may submit names of individuals, accompanied by complete and properly supported resumes, for the Governance Committee's consideration by mailing such information to the Committee in care of the Fund. The Committee may consider such persons at such time as it meets to consider possible nominees. The Committee, however, reserves solo discretion to determine the candidates for directors and independent directors to recommend to the Board and/or shareholders and may identify candidates other than those submitted by Shareholders. The Committee may, but need not, consider the advice and recommendation of the Manager and its affiliates in selecting nominees. The full Board elects new directors except for those instances when a shareholder vote is required.

      Shareholders who desire to communicate with the Board should address correspondence to the Board of Directors of the registrant, or to an individual Director c/o the Secretary of the Fund at 6803 South Tucson Way, Centennial, Colorado 80112 and may submit their correspondence electronically at WWW.OPPENHEIMERFUNDS.COM under the caption "contact us." If your correspondence is intended for a particular Director, please indicate the name of the Director for whom it is intended. The sender should indicate in the address whether it is intended for the entire board, the Independent Directors as group, or to an individual Director. The Governance Committee will consider if a different process should be recommended to the Board.

ITEM 10. CONTROLS AND PROCEDURES

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of December 31, 2004,
            registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

      (A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)(NOT APPLICABLE TO SEMIANNUAL REPORTS)

      (B)   EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)